As Filed with the Securities and Exchange Commission on January 14, 2009
File No. 33-68666
Investment Company Act File No. 811-8004

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT
UNDER THE
SECURITIES ACT OF 1933
☐ Pre-Effective Amendment No. ___
☑ Post-Effective Amendment No. 101
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☑ Amendment No. 103
ASTON FUNDS
FORMERLY KNOWN AS ABN AMRO FUNDS
(Exact Name of Registrant as Specified in Charter)
120 NORTH LASALLE STREET
CHICAGO, ILLINOIS 60602
(Address of Principal Executive Offices, Zip Code)
Registrant’s Telephone Number, including Area Code: (312) 268-1400

KENNETH C. ANDERSON, PRESIDENT
ASTON FUNDS
120 NORTH LASALLE STREET
CHICAGO, ILLINOIS 60602
(Name and Address of Agent for Service)
Copy to:
CATHY G. O’KELLY
VEDDER PRICE P.C.
222 NORTH LASALLE STREET
CHICAGO, ILLINOIS 60601

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b); or

☐	On pursuant to paragraph (b); or

☐	60 days after filing pursuant to paragraph (a)(1); or

☐	On pursuant to paragraph (a)(1); or

☑	75 days after filing pursuant to paragraph (a)(2); or

☐	On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Aston Funds
Class I Shares
Prospectus
March __, 2009 – Institutional Fund
Aston/Lake Partners LASSO Alternatives Fund
A diversified, actively managed fund family with a process-driven approach to investing.
NOT FDIC INSURED. NO BANK GUARANTEE. MAY LOSE VALUE.
The Securities and Exchange Commission has not approved or disapproved these or any mutual fund’s shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

Ticker Symbol
FUND OF FUNDS
Aston/Lake Partners LASSO Alternatives Fund	[ ]

Thank you for your interest in Aston Funds. This prospectus pertains only to the Class I shares of the Aston/Lake Partners LASSO Alternatives Fund (the “Fund”). Please read this prospectus carefully and keep it for future reference.
For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the “Investment Terms” Section.
Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).

Aston Funds
Aston Funds (the “Trust”) is an open-end management investment company that currently offers 30 separate investment portfolios, including equity, global/international, alternative, sector, balanced, fixed income and money market funds. Class I shares of the Aston/Lake Partners LASSO Alternatives Fund are offered in this prospectus; other funds are offered under separate prospectuses.
Aston Asset Management LLC (“Aston” or “Adviser”) is the investment adviser, administrator and sponsor of the Fund. Aston manages the Fund by retaining Lake Partners, Inc. (the “Subadviser”) to manage the Fund.
ALTERNATIVE FUNDS
Alternative funds invest primarily in non-traditional or hedged strategies. Alternative funds are expected to have reduced correlations to traditional asset classes, but they could also have greater or different risks. Some alternative funds may have greater total return potential than traditional funds, but they also could have greater risk.

No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
•	the value of fund shares will fluctuate

•	you could lose money

•	you cannot be certain that a fund will achieve its investment objective

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Aston/Lake Partners LASSO Alternatives Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide long term total return with reduced correlation to the overall stock market.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is structured as a fund-of-funds. Under normal circumstances, the Fund pursues its objective by investing primarily in a managed portfolio of other open-end investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that use alternative or hedging strategies (“Hedged Mutual Funds”). The Fund may invest to a lesser degree in closed-end funds, exchange-traded funds and exchange-traded notes which provide exposure to hedging or alternative investment strategies. Under normal circumstances, the Fund will invest at least 80% of its net assets in Hedged Mutual Funds and other investments with exposure to hedging or alternative investment strategies. The Fund’s strategy is implemented by the subadviser using its proprietary Long and Short Strategic Opportunities (LASSO)® strategy. The LASSO strategy is intended to produce absolute returns with lower volatility and/or reduced correlations compared to traditional equity and fixed income asset classes across a variety of market climates.
Hedging strategies used by underlying funds include the use of options, futures, derivatives or similar instruments to mitigate risk. Alternative investment strategies include long/short, market neutral and arbitrage strategies; commodities or commodity-linked investments; leverage; derivatives; illiquid, private placement or distressed securities; and other investments and investment techniques that are expected to have low correlation with major market indices.   The Fund generally seeks to maintain net equity exposure in amount ranging between twenty percent to fifty of percent of net assets. Equity and bond funds that take long only positions, including via derivatives, are not eligible investments. Global and international funds whose hedging activities are limited to hedging currency risk are not eligible investments.
The portfolio managers employ a “top down” and “bottom up” approach to underlying fund selection. Top down measures include an assessment of economic trends and market opportunities and an evaluation of strategy dynamics.
The bottom up portion of the investment process involves both qualitative and quantitative measures. In selecting underlying funds the portfolio managers look for the following criteria:
•	Consistency of performance, volatility and correlations on both an absolute and relative basis

•	Investment style of the underlying fund including the investment process and portfolio characteristics

•	Character of the underlying fund manager and transparency with investors

•	A sound organizational structure
To manage risk, the portfolio managers monitor volatility and net equity exposure, maintain a diversified portfolio, and adhere to a strong sell discipline.
PRINCIPAL RISKS OF INVESTING IN THIS FUND
You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved.
Aggressive Investment Technique Risk: Investing in underlying funds that use investment techniques and financial instruments that may be considered aggressive – including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments – may expose the Fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings. Such techniques may include short sales or other techniques that are intended to provide inverse exposure to a particular market or other asset class.
Commodity Risk: Investing in underlying funds that invest long or short in the commodities market and investing in commodities linked instruments, such as exchange traded notes, may subject the Fund to greater volatility than investments in traditional securities. Commodities include energy, metals, agricultural products, livestock and minerals. Underlying funds may buy certain commodities (such as gold) or may invest in commodity linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes

4

Aston/Lake Partners LASSO Alternatives Fund (cont’d)
in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. The Fund’s ability to invest in underlying funds that invest in the commodities market and its ability to invest in commodities linked instruments may be significantly limited by the federal income tax rules applicable to regulated investment companies.
Credit Risk: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect a fund’s share price or yield. When underlying funds use derivatives instruments to seek credit exposure to underlying issuers, it is subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument. When underlying funds invest in asset-backed securities, mortgage-backed securities and CMOs, it is subject to the credit risks of the underlying assets that collateralize the instrument. Recent instability in the credit markets has resulted in increased delinquencies and credit losses on certain asset-backed and mortgage-backed securities.
Currency Risk: The value of the securities held by an underlying fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.
Derivatives Risk: Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that an underlying fund will be unable to sell the derivative because of a illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the underlying fund to the effects of leverage, which could increase the underlying fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the underlying fund. The use of derivatives by an underlying fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.
The use of certain derivatives provides exposure to the underlying credit market or other reference asset in excess of the cash investment of the underlying fund. The use of derivatives can magnify gains or losses.
Emerging Market Risk. The Fund may invest in underlying funds that invest in long and short emerging market securities. Emerging market countries may have relatively unstable governments, less diverse economies, less liquid securities markets and less stringent regulatory and accounting standards. Companies in emerging markets are often smaller, less seasoned and more recently organized.
Exchange Traded and Closed-End Fund Risk: The risks of investment in other investment companies typically reflect the risk of the types of securities in which the underlying funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for shares of some ETFs or closed-end funds. Additionally, trading of ETF and closed-end fund shares may be halted or delisted by the listing exchange.
Fixed Income Risk: Investing in underlying funds that invest long or short in fixed income securities subjects the Fund to additional risks, which include credit risk, interest risk, maturity risk, investment grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
Foreign Securities Risk. Investing in underlying funds that invest long or short in foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions,

5

Aston/Lake Partners LASSO Alternatives Fund (cont’d)
expropriation, investment and repatriation restrictions and settlement and custody risks.
Fund-of-Funds Structure Risk: Your cost of investing in a fund that invests in mutual funds will be higher than the cost of investing directly in the underlying funds and may be higher than mutual funds that invest directly in stocks and bonds. Also, the Fund may be prevented from fully allocating assets to a mutual fund due to regulatory limitations which may impact a fund-of-funds.
Leverage Risk: The underlying funds may borrow money for investment purposes, a practice commonly referred to as “leveraging.” The use of leverage by the underlying funds may increase that fund’s exposure to fluctuations in the prices of the underlying funds’ assets thereby making any change in the fund’s net asset value greater than without the use of leverage. Leverage could result in increased volatility of returns. Additionally, the interest and additional costs which the underlying fund pays to borrow money could reduce or eliminate that fund’s net investment profits. An underlying fund will also be expected to comply with asset coverage requirements which could force that fund to sell certain of its portfolios holding at times which may be disadvantageous to that fund.
Liquidity Risk: When there is no willing buyer and investments cannot be readily sold at the desired time or price, an underlying fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the underlying fund’s value or prevent the fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain classes of securities, including, in particular, certain types of asset-backed, mortgage-backed and real estate-related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.
Manager Risk: The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.
Market Risk: The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular underlying fund’s share price. An underlying fund may decline in value even when the value of stocks or bonds in general are rising. Overall financial market risks affect the value of the underlying funds and thus the share price of the Fund. Factors such as domestic, economic growth and market conditions, interest rate levels and political events affect the securities markets.
Portfolio Turnover Risk: Frequent trading of securities by the Fund or underlying funds may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to a fund. Higher portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net-short-term capital gains of a fund (i.e., net capital gain on securities held or treated as held by a fund for one year or less minus any net capital losses on securities held or treated as held by a fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact a fund’s performance.
Short Sales Risk: The underlying funds may sell securities short. Short sales involve the risk that the fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the fund must pay to the lender of the security. Because a loss incurred by the fund on a short sale results from increases in the value of the security, losses on short sales are theoretically unlimited. In addition, a fund may not be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time when other short sellers of the same security want to close out their positions, it is more likely that a fund would have to close out its short position at an unfavorable price.
If underlying funds take both long and short positions, there is a risk that the value of securities held long might decrease and the value of securities sold short might increase in response to activities of an individual company or general market conditions. In this case, an underlying fund’s potential losses could

6

Aston/Lake Partners LASSO Alternatives Fund (cont’d)
exceed those of mutual funds that hold only long positions.
More information about the risks associated with investing in the Fund can also be found in the Statement of Additional Information (“SAI”).
FUND PERFORMANCE
The Fund is new and does not have a full calendar year of operations. Performance information will be included in the Fund’s first annual or semi-annual report.

7

Fund Expenses
As an investor in the Fund, you pay certain indirect fees and expenses, which are described in the table below.
Shareholder Fees
As a benefit of investing in the Fund, you do not incur any sales loads, exchange fees or redemption fees.
Annual Fund Operating Expenses
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from the Fund’s assets and are expressed as an expense ratio, which is a percentage of average daily net assets.

Acquired
				Fund Fees		Total		Net
	Management	Other		and		Expense	Fee	Expense
Fund	Fees	Expenses		Expenses		Ratio	Waivers	Ratio
Aston/Lake Partners LASSO Alternatives Fund	1.00%	0.59	%(a)	1.50	%(b)	3.09%	(0.24)%	2.85	%(c)

(a)	Other expenses are estimated for the current fiscal year based on an estimated asset size of $25 million.

(b)	The average expense ratio of the underlying funds in the table is an estimate based upon the Fund’s expected initial allocation among underlying funds and the historical expense ratio of the underlying funds based upon their most recent fiscal year.

(c)	The Investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through to the extent that ordinary operating expenses, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses), exceed 1.35%. As shown in the table, expenses would be higher without such agreement. For a period of three years subsequent to the Fund’s commencement of operations on , the investment adviser is entitled to be reimbursed by the Fund for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio, not including acquired fund fees and expenses, remains below the operating expense cap after such reimbursement.
Example
This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5%, that operating expenses remained the same and expenses were capped for one year in each period. The example is for comparison purposes only and does not represent the Fund’s actual or future expenses and returns.

Fund	1 year	3 years
Aston/Lake Partners LASSO Alternatives Fund	$288	$931

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Additional Information Regarding Investment Strategies
The investment policy of the Fund relating to the type of securities in which 80% of the Fund’s assets must be invested may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days’ notice of such change.
In addition to the principal investment strategies described in the Fund Summary, there may be times when the Fund uses cash, cash equivalents or money market instruments or money market mutual funds. Information regarding such defensive strategies, as well as additional information and risks regarding investments in other investment companies, is shown below.
Defensive Strategy
The Fund may invest a portion of its total assets in cash or cash equivalents or money market instruments including money market mutual funds, money market securities, commercial paper, repurchase agreements, Rule 144A securities and U.S. Government Securities when suitable investment opportunities are not available or if the availability of suitable investments are pending or for cash management purposes. Although the Fund may do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.
ETFs
The Fund may invest in ETFs, which are shares of other investment companies. ETFs include investment companies that seek to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs may also be actively managed. ETFs are traded on a securities exchange based on their market value. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses. A Fund may not purchase more than 3% of an ETF’s outstanding shares unless the ETF and/or the Fund has received an order for exemptive relief from such limitations from the SEC and the ETF and the Fund take appropriate steps to comply with any conditions in such order.
Other Investment Companies
The Fund may invest in securities of other investment companies, including ETFs, open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.
U.S. Government Securities
These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government’s full faith and credit backing on principal or interest payments. Some securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities which can fluctuate.

9

Portfolio Holdings
A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI and on our Web site at www.astonfunds.com.

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Investment Terms
The following is a list of terms with definitions that you may find helpful as you read this prospectus.
Bottom-Up Investing. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.
Closed-End Fund. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter.
Correlation. A statistical measure of how two securities move in relation to each other.
Derivative. A security whose price is dependent upon or derived from one or more underlying assets. The derivative itself is merely a contract between two or more parties.
Diversification. The practice of investing in a broad range of securities to reduce risk.
Emerging Markets. Countries whose economy and securities markets are considered by the World Bank to be emerging or developing. Emerging market countries may be located in such regions as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa.
Exchange-Traded Fund (ETF). An ETF is an open-end investment company whose shares trade on an exchange. Some ETFs seek to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Other ETFs are actively managed.
Exchange-Traded Note (ETN). An ETN is a security that combines aspects of a bond and an ETF. ETN returns are based upon the performance of a market index, and can be held to maturity as a debt security.
Expense Ratio. A fund’s cost of doing business, expressed as a percentage of its net assets and disclosed in a prospectus.
Hedged Mutual Fund. A mutual fund that uses short-selling, hedging or other alternative strategies.  Short-selling and other hedging instruments may be used in an effort to manage risk or to profit from downward movements of securities or markets.  The risks of hedged mutual funds may differ and are sometimes greater than conventional mutual funds.
Investment Objective. The goal that an investor and a mutual fund seek together. Examples include current income, total return, long-term capital appreciation, etc.
Issuer. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.
Management Fee. The amount that a mutual fund pays to the investment adviser for its services.
Money Market Securities. Short-term fixed income securities of federal and local governments, banks and corporations.
Morningstar Long/Short Category Average. The average performance of mutual funds, weighted by fund size, that use short-selling on an ongoing basis as selected by Morningstar.
MSCI Hedge Invest Index. The Morgan Stanley Capital International (“MSCI”) Hedge Invest Index, is designed to measure the daily performance of a broad range of hedge fund and alternative strategies.
Mutual Fund. An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.
Net Asset Value (NAV). The per share value of a mutual fund, found by subtracting the fund’s liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.
Risk/Reward Trade-Off. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.
S&P 500. An unmanaged index of 500 widely traded industrial, transportation, financial and public utility stocks.
Top-Down Investing. An investing approach in which securities are chosen by looking at the industry or sector level based on market trends and/or economic forecasts.
Total Return. A measure of a fund’s performance that encompasses all elements of return: dividends,

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Investment Terms (cont’d)
capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.
Volatility. Volatility reflects how much the value of the markets or a security may change. High volatility means that prices change dramatically over a short time period. Low volatility means that prices do not fluctuate dramatically, but change at a steady pace. Volatility is a measure of risk.

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Management of the Fund
THE INVESTMENT ADVISER
ASTON ASSET MANAGEMENT LLC
Aston Asset Management LLC (“Aston”), 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602, is the investment adviser to the Fund. Aston, a majority owned subsidiary of Highbury Financial Inc., was formed for the purpose of acquiring the mutual fund and separately managed account business of ABN AMRO Asset Management, Inc. and its affiliates (“ABN AMRO”). More information on Highbury Financial Inc. is available in the SAI. Aston was formed in April 2006 and as of December 31, 2008 Aston had approximately $3.4 billion in assets under management.
Aston provides investment advisory, mutual fund administration and distribution-related services to the Aston Funds. Aston manages the Fund by selecting one or more other investment managers to manage the Fund’s portfolio on a sub-advisory basis. Aston is responsible for identifying and selecting the Fund’s investment managers, monitoring the performance of such managers, and terminating managers.
Aston intends to manage the Fund by engaging Lake Partners, Inc. (“Subadviser” or “Lake Partners”) as subadviser to manage the Fund’s investments.
Aston and the Aston Funds have received from the SEC an exemptive order that allows Aston to allocate and reallocate the assets of the Fund between and among any subadvisers so selected pursuant to a ‘‘manager of managers’’ structure. Under this structure, Aston has the authority to retain and terminate subadvisers, engage new subadvisers and make material revisions to the terms of the subadvisory agreements subject to the approval of the Board of Trustees, but not shareholder approval.
GENERAL
As the investment adviser to the Fund, Aston is paid an annual management fee based on the average daily net assets of the Fund. Out of its fee, Aston pays the Subadviser of the Fund. For its advisory services, Aston is entitled to receive an annual management fee from the Fund of 1.00% based on the average daily net assets.
The investment advisory agreement with Aston may be terminated at any time by the Fund or Aston upon 60 days’ written notice to the other party. The Fund may effect termination by an action of the Board of Trustees or by a vote of a majority of the Fund’s outstanding voting securities.
A discussion regarding the Board’s basis for approving the investment advisory agreement and subadvisory agreement will be available in the Fund’s first shareholder report.
THE SUBADVISER
The accompanying information highlights the Fund’s Subadviser and its portfolio managers. Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Fund is available in the SAI.
Lake Partners, Inc., 24 Field Point Road, Greenwich, Connecticut 06830, was founded in 1989. The firm is wholly-owned by its senior investment professionals and founders, Frederick C. Lake and Ronald A. Lake. As of December 31, 2008, the Subadviser managed approximately $250 million in assets and provided investment consulting services to approximately $4 billion in assets. The Subadviser has not previously managed mutual fund accounts.
Portfolio Manager
Frederick C. Lake has been the portfolio manager of the LASSO strategy and the Fund since inception. He is the Co-Chairman and Treasurer of Lake Partners, which he co-founded in 1989. Mr. Lake has over 28 years experience in the investment industry. At Lake Partners, he directs research and portfolio management of investment programs using multiple mutual funds and hedged mutual funds. Mr. Lake received a BA from Harvard University.
Ronald A. Lake has been the co-portfolio manager of the LASSO strategy and the Fund since inception. He is the Co-Chairman and President of Lake Partners, which he co-founded in 1989. Mr. Lake is editor-in-chief of Evaluating and Implementing Hedge Fund Strategies. He has over 27 years of investment experience. At Lake Partners, he is responsible for asset allocation, investment strategy and supervision of multi-manager programs focusing on alternative investments, or integrating alternative

13

Management of the Funds (continued)
and traditional investments. Mr. Lake received a BA from Harvard University and an MCRP in public policy from Harvard University.

14

Management of the Funds (continued)
Related Performance
The following is a composite of all fee-paying, discretionary accounts managed by Lake Partners, Inc. with the LASSO Long and Short Strategic Opportunities portfolio strategy using hedged mutual funds. As of December 31, 2008, the composite was comprised of 53 accounts and assets of $65.3 million. The investment objectives, policies and strategies of the Aston/Lake Partners LASSO Alternatives Fund are substantially similar to those of the accounts comprising the composite.
Total Return

		MSCI	Morningstar	S&P
		Hedge	Long/Short	500
	LASSO	Invest	Category	Stock
Year end	Composite	Index	Average	Index
2008	-16.0%	-25.7%	-15.4%	-37.0%
2007	3.9%	3.6%	4.4%	5.5%
2006	7.4%	7.6%	7.2%	15.8%
2005	6.1%	4.7%	4.8%	4.9%
2004	4.1%	3.1%	5.1%	10.9%
2003	14.4%	N/A	8.5%	28.7%
2002	-8.2%	N/A	2.1%	-22.1%
2001	-1.9%	N/A	5.4%	-11.9%
2000	7.9%	N/A	9.6%	-9.1%
1999	30.6%	N/A	4.0%	21.1%
Average Annual Total Return
(For the periods ended December 31, 2008)

		MSCI	Morningstar	S&P
		Hedge	Long/Short	500
	LASSO	Invest	Category	Stock
	Composite	Index	Average	Index
One Year	-16.0%	-25.7%	-17.0%	-37.0%
Three Years	-2.1%	-6.1%	-2.6%	-8.4%
Five Years	0.7%	-2.2%	0.3%	-2.2%
Ten Years (Inception)	4.2%	N/A	2.6%	-1.4%
The performance of the composite does not represent the historical performance of the Aston/Lake Partners LASSO Alternatives Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses including management fees, the size of positions taken in relation to account size, diversification of securities, timing of purchases and sales, and availability of cash for new investment.
Composite results are shown net of management fees and expenses of accounts comprising the composite. If the Fund’s fees and expenses had been used in calculating the composite’s performance, the performance of the composite would have been lower.
In addition, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act, and the Internal Revenue Code of 1986, as amended, which if applicable, may have adversely affected the performance results of the composite. The results for different products may vary.
The portfolios of the Fund and accounts in the composite differ substantially from the above indices, which are provided for comparative purposes only as widely used indicators of the performance of hedge funds, long/short mutual funds and equities.

15

Shareholder Information
OPENING AN ACCOUNT
•	Read this prospectus carefully.

•	Determine how much you want to invest. The minimum initial investment requirement for the Fund is $1 million.

•	Minimum initial investment requirement may be waived:
•	For Trustees of the Trust, employees of Aston, Lake Partners, their affiliates, as well as their spouses.

•	With a “letter of intent” explaining how the investor/financial consultant would purchase shares over a Board-approved specified period of time to invest the minimum investment requirement.

•	The Trust reserves the right to waive a Fund’s minimum initial investment requirement for any reason.
•	Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the “Purchase, Exchange and Redemption Authorization” section of the account application to establish your account privileges, and to avoid any delay and inconvenience of needing to request these in writing at a later date.

•	Balances can be aggregated to meet the minimum initial investment requirement for accounts of:
•	Clients of a financial consultant
•	Immediate family members (i.e., person’s spouse, parents, children, siblings, and in-laws).

•	A corporation or other legal entity

•	Purchase, exchange and redemption requests received and processed before the New York Stock Exchange (“NYSE”) market close, typically 4:00 p.m. Eastern Time (“ET”), receive that business day’s closing NAV. Trades received after that time receive the following business day’s NAV.

•	Make your initial investment using the following table as a guideline.

•	All account openings and subsequent transaction requests must be in “good order.”

Buy, Exchange and Sell Requests are in “good order” when
•	The account number and Fund name are included.

•	The amount of the transaction is specified in dollars or shares.

•	Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable.

•	Any required Medallion Signature Guarantees are included.

•	Other supporting legal documents (as necessary) are present, including such “Requirements for Written Requests” as described later in this “Shareholder Information” Section.

To add to an account (no minimum for
Buying Shares	To open an account	subsequent investments)
Through Your Financial Representative	• Your financial representative is responsible for transmitting the order promptly.	• Your financial representative is responsible for transmitting the order promptly.

By Mail Aston Funds P.O. Box 9765 Providence, RI 02940 or
•    Complete and sign your application.
•    Make your check payable to Aston Funds and mail to us at the address at the left.
•    We accept checks, bank drafts and money orders for purchases. Checks must be drawn on U.S. banks to avoid any fees or delays in processing.

•    Return the investment slip from a statement with your check in the envelope provided and mail to us at the address at the left.
•    We accept checks, bank drafts, money orders, wires and ACH for purchases (see “Other Features” as described later in this “Shareholder Information” Section). Checks

16

Shareholder Information (cont’d)

To add to an account (no minimum for
Buying Shares	To open an account	subsequent investments)
must be drawn on U.S. banks. There is a minimum $20 charge for returned checks.

Overnight Delivery Aston Funds 101 Sabin Street Pawtucket, RI 02860	• We do not accept travelers, temporary, post-dated, credit card courtesy, second or third party checks (which are checks made payable to someone other than the Fund, including you).	• Give the following wire/ACH information to your bank: PNC Bank ABA #031-000-053 For: Aston Funds A/C 8611758079 FBO “Aston Fund Number” “Your Account Number”

• Include your name, account number, taxpayer identification number or social security number, address and the Fund(s) you wish to purchase in the wiring instructions.

• We do not accept travelers, temporary, post-dated, credit card courtesy, second or third party checks (which are checks made payable to someone other than the Fund, including you).

•    For your protection, our current Internet capabilities allow you to check balances and transfer monies only between Aston Funds. Please contact us via mail with a signed letter of instruction for all other changes to your account.

By Phone 800 992-8151	• Obtain the Fund and account number by calling Aston Funds at the number at the left.	• Verify that your bank or credit union is a member of the ACH.
	• Instruct your bank (who may charge a fee) to wire or ACH the amount of your investment.	• To place your request with an Investor Services Associate, call between 9 a.m. and 7 p.m. ET, Monday — Friday.

• Give the following wire/ACH information to your bank: PNC Bank ABA #031-000-053 For: Aston Funds A/C 8611758079 FBO “Aston Fund Number” “Your Account Number”
•    Complete the “Bank Account Information” section on your account application.
•    When you are ready to add to your account, call Aston Funds and tell the representative the Fund name, account number, the name(s) in which the account is registered and the amount of your investment.

	• Return your completed and signed application to: Aston Funds P.O. Box 9765 Providence, RI 02940	• Instruct your bank (who may charge a fee) to wire or ACH the amount of your investment.

17

Shareholder Information (cont’d)

To add to an account (no minimum for
Buying Shares	To open an account	subsequent investments)
• Give the following wire/ACH information to your bank: PNC Bank ABA #031-000-053 For: Aston Funds A/C 8611758079 FBO “Aston Fund Number” “Your Account Number”

• Include your name, account number, taxpayer identification number or social security number, address and the Fund(s) you wish to purchase in the wire instructions.

By Internet	• Download the appropriate account application(s) from our Web site.	• Verify that your bank or credit union is a member of the ACH.

www.astonfunds.com	• Complete and sign the application(s). Make your check payable to Aston Funds and mail it to the address under “By Mail” above.	• Complete the “Purchase, Exchange and Redemption Authorization” section of your account application.

•    Self-register for online account access at www.astonfunds.com. Your social security number or employer identification number, account number and other security validating information will be required for registration.

•    When you are ready to add to your account, access your account through Aston Funds’ Web site and enter your purchase instructions in the highly secure area for shareholders only called “Account Access.” ACH purchases on the Internet may take 3 or 4 business days.

Other funds in the Aston family of funds and share classes are available through separate prospectuses. Please call 800 992-8151 for more information.
EXCHANGING SHARES
After you have opened an account with us, you can exchange your shares within Aston Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.
You can exchange shares from one Aston Fund to another within the same class of shares (For example, from this Fund to another Class I shares of an Aston Fund). All exchanges to open new accounts in other Aston Funds must meet the minimum initial investment requirements for that fund. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account. For federal income tax purposes, each exchange into a different fund is treated as a sale and a new purchase. As a result, an investor holding shares in a non-tax deferred account is subject to federal income tax on any appreciation on the shares exchanged.

How does an exchange take place?
When you exchange your shares, you authorize the sale of your shares in one fund to purchase shares of another fund. In other words, you are requesting a sale and then a purchase. The exchange of your shares may be a taxable event for federal income tax purposes if the shares are not held in a tax deferred account and may subject you to a redemption fee.

18

Shareholder Information (cont’d)
The Fund reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in “good order”.
SELLING/REDEEMING SHARES
Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in “good order.” The following table shows guidelines for selling shares.

Selling Shares	Designed for...	To sell some or all of your shares...
Through Your Financial Representative	• Accounts of any type	• Your financial representative is responsible for transmitting the order promptly.

By Mail Aston Funds P.O. Box 9765 Providence, RI 02940 or Overnight Delivery	• Accounts of any type • Sales or redemptions of any size (For redemptions over $50,000, please see Medallion Signature Guarantee later in this “Shareholder Information” Section)
•    Write and sign a letter of instruction indicating the Fund name, Fund number, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

•    Include all signatures and any additional documents that may be required. (See “Selling Shares in Writing” later in this “Shareholder Information” Section). Signatures must be in original form, as photocopies are not accepted.

Aston Funds 101 Sabin Street Pawtucket, RI 02860
•    Mail to us at the address at the left.
•    A check will be mailed to the name(s) and address in which the account is registered. If you would like the check mailed to a different address, you must write a letter of instruction and have it Medallion Signature Guaranteed.

• Proceeds may also be sent by wire or ACH (see “Other Features” later in this “Shareholder Information” Section).

By Phone	• Non-retirement accounts	• For automated service 24 hours a day using your touch-tone phone, call 800 992-8151.

800 992-8151	• Sales of up to $50,000 (for accounts with telephone account privileges)	• To place your request with an Investor Services Associate, call between 9 a.m. and 7 p.m. ET, Monday — Friday.

•    A check will be mailed to the name(s) and address in which the account is registered. If you would like the check mailed to a different address, you must write a letter of instruction and have it Medallion Signature Guaranteed.

• Proceeds may also be sent by wire or ACH (see “Other Features” later in this “Shareholder Information” Section).

• The Fund reserves the right to refuse any telephone sales request and may modify the

19

Shareholder Information (cont’d)

Selling Shares	Designed for...	To sell some or all of your shares...
procedures at any time. The Fund makes reasonable attempts to verify that telephone instructions are genuine, but you are responsible for any loss that you may bear from telephone requests.

By Internet	• Non-retirement accounts	• Complete the “Purchase, Exchange and Redemption Authorization” section of your account application.

www.astonfunds.com
•    Self-register for online account access at www.astonfunds.com. Your social security number or employer identification number, account number and other security validating information will be required for registration.

•    When you are ready to redeem a portion of your account, access your account through Aston Funds’ Web site and enter your redemption instructions in the highly secure area for shareholders only called “Account Access.” A check for the proceeds will be mailed to you at your address of record.

• Proceeds may also be sent by wire or ACH (see “Other Features” later in this “Shareholder Information” Section).
Selling Shares in Writing
In certain circumstances, you must make your request to sell shares in writing. You may need to include a Medallion Signature Guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below.
We require Medallion Signature Guarantees if:
•	your address of record has changed within the past 30 days

•	you are selling more than $50,000 worth of shares

•	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than by wire or ACH sent to the bank account of the registered owner(s)

Seller	Requirements for Written Requests
Owners of individual, joint, sole proprietorship, UGMA/UTMA, or general partner accounts
•    Letter of instruction

•    On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies are not accepted

•    Medallion Signature Guarantee, if applicable (see next page for more details)

Owners of corporate or association accounts	• Letter of instruction • Corporate resolution certified within the past 12 months

• On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies are not accepted

• Medallion Signature Guarantee, if applicable (see next page for more details)

20

Shareholder Information (cont’d)

Seller	Requirements for Written Requests
Owners or trustees of trust accounts	• Letter of instruction

• On the letter, the signature of the trustee(s) must be in original form, as photocopies are not accepted

• If the names of all trustees are not registered on the account, a copy of the trust document certified within the past 12 months

• Medallion Signature Guarantee, if applicable (see below)

Joint tenancy shareholders whose co-tenants are deceased	• Letter of instruction signed by the surviving tenant must be in original form, as photocopies are not accepted

• Certified copy of death certificate

• Medallion Signature Guarantee, if applicable (see below)

Executors of shareholder estates	• Letter of instruction signed by executor must be in original form, as photocopies are not accepted

• Certified copy of order appointing executor

• Medallion Signature Guarantee, if applicable (see below)

Administrators, conservators, guardians and other sellers or account types not listed above	• Call 800 992-8151 for instructions • Medallion Signature Guarantee, if applicable (see below)

IRA accounts	• IRA distribution request form completed and signed. Call 800 992-8151 for a form, or download a form from our Web site, www.astonfunds.com

What is a Medallion Signature Guarantee?
A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.
Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.
A notary public stamp or seal cannot be substituted for a Medallion Signature Guarantee.
In addition to the situations described above, Aston Funds may require Medallion Signature Guarantees in other circumstances based on the amount of the redemption request or other factors.
Other Features
The following other features are also available to buy and sell shares of the Fund.
Wire. To purchase and sell shares via the Federal Reserve Wire System:
•	You must authorize Aston Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.

•	To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
For accounts with existing wire instructions, wire redemptions may be placed over the phone. However, any changes made to existing wire instructions will only be accepted with a Medallion Signature Guaranteed letter of instruction.
Automated Clearing House (ACH). To transfer money between your bank account and your Aston Funds account(s):
•	You must authorize Aston Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800

21

Shareholder Information (cont’d)
992-8151 before your first use to verify that this feature is set up on your account.

•	Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.

•	There is no fee to your account for this transaction and generally, no fee from your bank.
Redemptions in Kind
The Fund has elected, under Rule 18f-1 under the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of the Fund’s total value during any 90-day period for any one shareholder, whichever is less.
Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a “redemption in kind.” You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities. For shares that are not held in a tax deferred account, redemptions in kind are taxable events for federal income tax purposes in the same manner as when the sales proceeds are paid in cash.
Involuntary Redemptions
To reduce expenses, we may sell your shares and close your fund account(s) if its value falls below the minimum initial investment as a result of your transaction activity. Unless you did not meet the minimum initial investment, we will give you 30 days notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise the value of your fund position above the minimum initial investment to avoid closing it out. We will not close out fund positions in IRAs, Education Savings Accounts, custodial accounts for minors, or active Automatic Investment Plans. Redemption fees will not be assessed on involuntary redemptions.
TRANSACTION POLICIES
Calculating Share Price
When you buy, exchange or sell shares, the NAV next calculated is used to price your purchase or sale. The NAV for each share class of the Fund is calculated each business day at the close of regular trading on the NYSE (typically 4 p.m. ET) by dividing the net assets of a class by the number of its shares outstanding. Currently, the Fund observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If market quotations are not available or are deemed unreliable, securities are valued at fair value as determined by the investment adviser in accordance with guidelines adopted and periodically reviewed by the Board of Trustees. These circumstances may arise, for instance, when trading in a security is suspended, the exchange or market on which a security is traded closes early, or the trading volume in a security is limited, calling into question the reliability of market quotations. In such a case, the Fund’s value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security’s sale. The Board of Trustees receives a report of any actions taken under the Fund’s fair valuation procedures.
Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the investment adviser in accordance with guidelines adopted by the Board of Trustees.
Execution of Requests
The Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after Aston Funds or an authorized broker or designee receives your mail, telephone or Internet request in “good order.” Purchase orders and redemption requests must be received by the close of regular trading on the NYSE (typically 4 p.m. ET) for same day processing. On days when the Federal Reserve Cash Settlement System closes earlier than normal, these times may be accelerated. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in “good

22

Shareholder Information (cont’d)
order.” Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Fund.
Shares of the Fund can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from Aston Funds.
The Fund may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.
Aston Funds reserves the right to:
•	refuse any purchase or exchange of shares if it could adversely affect the Fund or its operations;

•	suspend the offering of Fund shares;

•	change the initial and additional investment minimums or waive these minimums for any investor;

•	delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned;

•	change, withdraw or waive various services, fees and account policies.
Customer Identification Program
Federal law requires Aston Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Aston Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. Aston Funds and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.
Short-Term and Excessive Trading
The Fund is designed for long-term investors. The Fund discourages and does not knowingly accommodate short-term and excessive trading. Such trading increases brokerage and administrative costs, may result in increased taxable gains to remaining shareholders and may disrupt portfolio management. For example, the Fund may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions or may incur losses on the sale of investments. These risks may be more pronounced for the Fund if it invests in securities that are more difficult to value or that are susceptible to pricing arbitrage (e.g., foreign securities, high yield securities and small cap securities). Thus, such trading may negatively impact the Fund’s NAV and result in dilution to long-term shareholders.
In an effort to protect long-term shareholders, the Fund’s Board of Trustees has adopted policies and procedures which seek to deter short-term trading and excessive trading and to detect such trading activity at levels that may be detrimental to the Fund. These policies and procedures include the following:
The Fund has adopted certain fair valuation practices intended to protect the Fund from trading practices that seek to exploit stale prices;
•	The Fund reserves the right to:
•	Reject any purchase, including exchange purchases, that could adversely affect the Fund or its operations;

•	Limit, terminate or otherwise modify the exchange privilege of any shareholder deemed to be engaged in activities that may be detrimental to the Fund;

•	Reject any purchase, including exchange purchases, from investors if there appears to be evidence of short-term trading or excessive trading;

•	Permanently prevent future purchases and exchanges from occurring in accounts where short-term trading or excessive trading is apparent.

23

Shareholder Information (cont’d)
In making the determination to exercise these rights, the Fund may consider an investor’s trading history in the Fund and accounts under common ownership or control. The Fund seeks to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Fund. Accordingly, the Fund uses certain materiality and volume thresholds in applying the policies and procedures, but otherwise seeks to apply the policies and procedures uniformly to all shareholders. With respect to accounts held through intermediaries, such intermediaries generally are contractually obligated to provide the Fund with certain shareholder trading information. However, the Fund cannot directly control activity through all channels and is dependent on intermediaries to enforce the Fund’s policies and procedures. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement policies and procedures in the same manner as the Fund due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Fund to direct shareholders. The Fund reserves the right to limit an intermediary’s future access to the Fund, up to and including termination of the Selling Agreement held with said intermediary. There is no assurance that the Fund’s policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances.
ACCOUNT POLICIES AND DIVIDENDS
Account Statements
In general, you will receive quarterly account statements. In addition, you will also receive account statements:
•	after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans);

•	after any change of name or address of the registered owner(s).
Aston Funds may charge a fee for certain services, such as providing historical account documents.
Mailings to Shareholders
To help reduce Fund expenses and environmental waste, Aston Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.
Distributions
The Fund distributes income dividends and net capital gains. Income dividends represent the earnings from a fund’s investments less its expenses; capital gains generally occur when a fund sells a portfolio security for more than the original purchase price.
Dividends
The Fund will declare and pay dividends, if any, annually. Net capital gains, if any, will be distributed at least once a year in December.
Dividend Reinvestments
Investors may have their dividends and distributions reinvested in additional shares of the Fund. If you choose this option, or if you do not indicate a choice, your dividends and distributions will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends and distributions mailed to you by choosing this option on your account application. You can change your payment options at any time by writing to us.
Uncashed Checks
Checks should be cashed upon receipt, as interest will not be paid on uncashed checks. State escheat laws generally require the Trust to remit uncashed checks to the appropriate state after a specific period of time.
ADDITIONAL INVESTOR SERVICES
Aston Funds Web Site
The Fund maintains a Web site located at www.astonfunds.com. You can purchase, exchange and redeem shares and access information such as your account balance and the Fund’s NAV through our Web site. Self-register for online account access at www.astonfunds.com. Your social security number or employee identification number, account number and other security validity information will be required for registration. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.
Aston Funds has procedures in place to try to prevent unauthorized access to your account information. The Fund and its agents will not be responsible for any

24

Shareholder Information (cont’d)
losses resulting from unauthorized transactions on our Web site.
COMPENSATION TO INTERMEDIARIES
In addition to distribution and service fees paid by the Fund, Aston may pay compensation to intermediaries that distribute and/or service investors in the Fund out of its own assets and not as an additional charge to the Fund. These additional payments, which are sometimes referred to as “revenue sharing,” may represent a premium over payments made by other fund families, and may create an added incentive for investment professionals to sell or recommend the Fund over other funds offered by competing fund families. The revenue sharing may differ for each fund within the Aston family of funds, including within the same intermediary, across intermediaries.
In addition, representatives of the distributor may be compensated through incentive programs of Aston in a manner that favors one Aston Fund or group of Funds over another Aston Fund.
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
The Subadviser attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. There may be times when the Subadviser may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Subadviser generally determines in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the Subadviser considers, among other factors, a broker-dealer’s reliability, availability of research, the quality of its execution services and its financial condition.

25

Dividends, Distributions and Taxes
The Fund pays dividends and capital gains distributions annually. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.
Taxes
Certain tax considerations may apply to your investment in the Fund. The following is a general description of certain federal income tax considerations. If you have any tax-related questions relating to your own investment in the Fund, please consult your tax adviser. Further information regarding the federal income tax consequences of investing in the Fund is included in the SAI.
For federal income tax purposes:
•	The tax treatment of dividends and distributions is the same whether you reinvest the dividends and distributions or elect to receive them in cash. You will receive a statement with the federal income tax status of your dividends and distributions for the prior year by January 31.

•	Dividends and distributions will be paid from amounts the Fund receives as dividends and distributions from the underlying funds in which it invests. Generally, the character of the dividends and distributions the Fund receives from an underlying fund will “pass through” to you, subject to certain exceptions, as long as the Fund and the underlying fund each qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

•	Distributions of any net investment income, other than “qualified dividend income,” are taxable to you as ordinary income.

•	Distributions of qualified dividend income (i.e., generally dividends received by the Fund from domestic corporations and certain foreign corporations) generally will be taxed to individuals and other non-corporate investors in the Fund at federal income tax rates applicable to long-term capital gains, provided you meet certain holding period and other requirements contained in the Code with respect to your Fund shares and the Fund meets similar holding period and other requirements with respect to the dividend paying stock. If the Fund receives dividends from an underlying fund that qualifies as a regulated investment company and the underlying fund designates such dividends as qualified dividend income, then the Fund may in turn designate that portion of its distributions derived from those dividends as qualified dividend income as well, provided the Fund meets certain holding period and other requirements with respect to the shares of the underlying fund. The favorable treatment of qualified dividend income will expire for taxable years beginning after December 31, 2010. Dividends received from most real estate investment trusts and certain foreign corporations are not expected to qualify for treatment as qualified dividend income.

•	Distributions of net capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of the Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of the Fund. Because distributions of net short-term capital gain are taxable as ordinary income, you cannot offset net short-term capital gain distributions you receive from the Fund with capital losses.

•	The use of a fund-of-funds structure could affect the amount, timing and type of distributions from the Fund and, therefore, may increase the amount of taxes payable by you.

•	Distributions declared to shareholders of record in October, November or December and paid on or before January 31 of the succeeding year will be treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared.

•	When you sell or exchange shares (other than shares held in a tax-deferred account), it generally is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if you held your shares for more than one year. If you held your shares for one year or less, the gain or loss will generally be treated as a short-

26

Dividends, Distributions and Taxes (continued)
term capital gain or loss. Short-term capital gains are taxable at ordinary federal income tax rates. For taxable years beginning on or before December 31, 2010, long-term capital gains are taxable to individuals and other non-corporate investors at a maximum federal income tax rate of 15%. You are responsible for any tax liabilities generated by your transactions.

•	If you do not provide Aston Funds with your complete and correct taxpayer identification number and required certification, or if the Internal Revenue Service so notifies us, you may be subject to backup withholding tax on dividends, distributions and redemption proceeds.

•	If you purchase shares of the Fund just before a dividend or distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.”

27

Financial Highlights
The Fund is new and does not have an operating history. Information, when available, will be included in the Fund’s next annual or semi-annual report.

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General Information
If you wish to know more about Aston Funds, you will find additional information in the following documents:
SHAREHOLDER REPORTS
You will receive an unaudited semi-annual report dated April 30 and an annual report dated October 31 which is audited by an independent registered public accounting firm. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION
The SAI, which is incorporated into this prospectus by reference and dated March ___, 2009 as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Fund.
HOW TO OBTAIN REPORTS
Contacting Aston Funds You can get free copies of the reports and SAI, request other information and get answers to your questions about the Fund by contacting:

Address:	Aston Funds
P.O. Box 9765
Providence, RI 02940

Phone:	Shareholder Services & Fund
Literature — 800 992-8151

Investment Advisor
Services — 800 597-9704

Web site:	www.astonfunds.com
Obtaining Information from the SEC
You can visit the EDGAR Database on the SEC’s Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Fund at the SEC’s Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 551-8090. Also, you can obtain copies of this information after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington D.C. 20549-0102.
Investment Company Act File Number: 811-8004

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[Aston Asset Management Logo]
Aston Funds
P.O. Box 9765
Providence, RI 02940
AST-I-LAS-09

ASTON FUNDS
CLASS I SHARES
Aston/Lake Partners LASSO Alternatives Fund
(the “Fund”)
STATEMENT OF ADDITIONAL INFORMATION
March ___, 2009
     This statement of additional information dated March ___, 2009 (“SAI”) provides supplementary information pertaining to shares representing interests in Class I shares of the Aston/Lake Partners LASSO Alternatives Fund, one of thirty available investment portfolios of Aston Funds (the “Trust”).
     This SAI is not a prospectus and should be read only in conjunction with the Fund’s current prospectus dated March 30, 2009, as amended or supplemented from time to time. No investment in the Fund should be made without first reading the prospectus.
     This SAI is incorporated by reference into the Prospectus.
     You may obtain a prospectus, annual report or semi-annual report, when available, at no charge by contacting the Trust at Aston Funds, P.O. Box 9765, Providence, RI 02940 or 800-992-8151 or by downloading such information from www.astonfunds.com. The website does not form a part of the prospectus or SAI.

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     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS SAI OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS. IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

THE FUND
     Aston Funds, 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602, is an open-end management investment company. The Fund is classified as diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a series of the Trust, which was formed as a Delaware statutory trust on September 10, 1993.
INVESTMENT OBJECTIVE, STRATEGIES AND RISK CONSIDERATIONS
     The following supplements the information contained in the prospectus concerning the investment objective, strategies and risks of investing in the Fund. This section contains a detailed discussion of the portfolio investments in which the Fund may invest. The investment practices described below for the Fund, except as further set forth in “Investment Restrictions” are not fundamental and may be changed by the Board of Trustees without the approval of shareholders.
Fund-of-Funds Structure
     As noted in the prospectus, the Fund is a “fund-of-funds.” The term “fund-of-funds” is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies (“Underlying Funds”). In reliance on Section 12(d)(1)(F) of the 1940 Act, the Fund may not acquire shares of another investment company (including other open-end funds, exchange traded funds “ETFs” and closed-end funds) if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the investment company’s total outstanding stock (“3% Limitation”). The Securities and Exchange Commission (“SEC”) has granted exemptive orders to certain investment companies which permit other funds, such as the Fund, to invest in these investment companies in excess of the 3% Limitation. The orders contain conditions that a participating fund enter into an agreement with the investment company. Accordingly, the Fund is subject to the 3% Limitation unless (i) the investment company or the Fund has received an order for exemptive relief from the 3% Limitation from the SEC that is applicable to the Fund; and (ii) the investment company and the Fund take appropriate steps to comply with any conditions in such order. The Fund has not yet entered into any such agreements in reliance on an exemptive order. The 3% Limitation may prevent the Fund from allocating its investments in the manner that the subadviser considers optimal.
     Notwithstanding the 3% Limitation, the Fund generally may purchase or redeem, without limitation, shares of any affiliated or unaffiliated money market funds, including unregistered money market funds, so long as the Fund does not pay a sales load or service fee in connection with the purchase, sale or redemption or if such fees are paid, the Fund’s investment adviser must waive its management fee in an amount necessary to offset the amounts paid.
     By investing in securities of other investment companies, the Fund’s shareholders will indirectly bear the fees of that investment company in addition to the Fund’s own fees and expenses.
     Because the Fund initially intends to rely on Section 12(d)(1)(F) in purchasing securities issued by another investment company, the Fund must either seek instructions from its shareholders with regard to the voting of all proxies with respect to its investment in such securities and vote such proxies only in accordance with the instructions, or vote the shares held by it in the same proportion as the vote of all other holders of the securities (echo voting). The Fund intends to vote such other investment companies shares in the same proportion as the vote of all other holders of such securities.

Investment Company Shares
     As indicated above, investments by the Fund in Underlying Funds will be subject to the limitations of the 1940 Act, the rules and regulations thereunder and in certain circumstances SEC exemptive orders. By investing in securities of an Underlying Fund, Fund shareholders will indirectly bear the fees of that investment company in addition to a Fund’s own fees and expenses. The Fund may rely on SEC orders that permit it to invest in certain investment company shares beyond the limits contained in the 1940 Act, subject to certain terms and conditions of those orders. Pursuant to SEC rules, the Fund may invest in shares of affiliated and unaffiliated money market funds. To the extent that the Fund is permitted to invest in shares of an Aston Funds money market fund for cash management purposes, the investment adviser waives management fees with respect to Fund assets invested therein.
     Exchange-Traded Funds
     ETFs are typically organized as open-end investment companies or unit investment trusts. ETFs are traded on exchanges similar to stocks. A passive ETF is an investment company that seeks to track the performance of an index (before fees and expenses) by holding in its portfolio either the securities that comprise the index or a representative sample of the securities in the index. An actively managed ETF is an investment company that does not seek to track the performance of an index. ETFs offer investment in a wide variety of asset classes, including: large-cap, mid-cap, small-cap, equity, international, commodities, real estate, fixed income, derivatives and currency. ETFs offer investment in a range of strategies including index based, actively managed and target date funds. As new ETF products become available, the asset classes and strategies available to the Fund will expand.
     Unlike interests in conventional mutual funds, ETFs are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing net asset values. ETFs are designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed principally in-kind in large blocks (typically 50,000 shares), called creation units, at each day’s next calculated net asset value. The in-kind creation or redemption is for a portfolio of the underlying securities of the ETF. There may also be a cash component. These arrangements are designed to protect ongoing shareholders from adverse effects on the portfolio of the ETF that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund’s need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas an ETF’s in-kind redemption mechanism generally will not lead to a federal income tax event for the Fund or its ongoing shareholders. The Fund does not intend to purchase and redeem creation units, but intends to purchase and sell ETFs primarily through national securities exchanges.
     There is a risk that the ETFs in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount.

Investment Risks — Underlying Funds
     The Underlying Funds cover a wide variety of asset classes. The risks associated with various types of Underlying Funds that invest in different asset classes are described below. As new Underlying Fund products become available, the Fund will be able to invest in those funds, as consistent with its investment objective and subject to its investment policies and restrictions.
     Aggressive Investment Technique Risk
     Underlying Funds may use investment techniques and financial instruments that could be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. An Underlying Fund’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Such instruments, particularly when used to create leverage, may expose the Underlying Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index. The use of aggressive investment techniques also exposes an Underlying Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities on which the aggressive technique is based, including: 1) the risk that an instrument is temporarily mispriced; 2) credit, performance or documentation risk on the amount each Underlying Fund expects to receive from a counterparty; 3) the risk that securities prices, interest rates and currency markets will move adversely and an Underlying Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust an Underlying Fund’s position in a particular instrument when desired.
     Currency Risk
     Investing in Underlying Funds that have exposure to currencies involves certain risks. The value of the Underlying Fund’s shares relate directly to the value of a currency (either U.S. or foreign) held by the Underlying Fund. Fluctuations in the price of the country’s currency could materially and adversely affect the value of the Underlying Fund’s shares. The Underlying Fund’s shares are designed to reflect the price of the country’s currency, plus accumulated interest, less the Underlying Fund’s expenses. The price of the currency may fluctuate widely. Several factors may affect the price of the currency, including, but not limited to: debt level and trade deficit; inflation rates of the United States and foreign countries and investors’ expectations concerning inflation rates; investment and trading activities of mutual funds, hedge funds and currency funds; and global or regional political, economic or financial events and situations. In addition, the currency may not maintain its long-term value in terms of purchasing power in the future. When the price of the country’s currency declines, it is expected that the price of the Underlying Fund will decline as well.
     Commodity Risk
     Investing in Underlying Funds that have exposure to investments in the commodities market may subject the Fund to greater volatility than investments in traditional securities. Commodities include metals, agricultural products, livestock and minerals. Certain Underlying Funds may buy certain commodities (such as gold) or may invest in commodity-linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including, but not limited to: global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. The Fund’s ability to invest in Underlying Funds that invest in or have exposure to investments in the commodities market may be significantly limited by the federal income tax rules applicable to regulated investment companies.
     Concentration Risk
     Some Underlying Funds may be concentrated in a narrow industry. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Underlying Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments. An index-based Underlying Fund may have significant exposure to individual companies or industry sectors that constitute a significant portion of the reference index. As a result, such an Underlying Fund will be more susceptible to the risks associated with that specific company or industry sector, which may be different from the risks generally associated with the companies contained in the index.
     In addition, the Fund limits its investment to a limited universe of investment companies that focus on hedging or alternative investment strategies.
     Derivative Investments Risk
     The term “derivatives” has been used to identify a range and variety of financial instruments. In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, a specific security or an index of securities. As is the case with other types of investments, an Underlying Fund’s derivative instruments may entail various types and degrees of risk, depending upon the characteristics of the derivative instrument and an Underlying Fund’s overall portfolio. Underlying Funds may use derivative instruments for hedging purposes, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in an Underlying Fund’s prospectus.
     The types of derivative securities in which Underlying Funds invest may include, but are not limited to, forward commitments, foreign currency contracts, futures contracts, options, and swap agreements.
     Forward Foreign Currency Exchange Contracts Risk
     An Underlying Fund may engage in certain foreign currency transactions, such as forward foreign currency exchange contracts, to guard against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of particular foreign currencies. In addition, a fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures.
     A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, a fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by a fund if the value of the hedged currency increases. A fund may enter into these contracts for the purpose of hedging against foreign exchange risks arising from a fund’s investment or anticipated investment in securities denominated in foreign currencies. Such hedging transactions may not be successful and may eliminate any chance for a fund to benefit from favorable fluctuations in relevant foreign currencies. In the case of a forward foreign currency exchange contract, a fund will segregate cash or liquid securities at least in an amount equal to its obligation under the contract. Whenever a fund is required to segregate assets for 1940 Act purposes, notations on the books of that fund’s custodian or fund accounting agent are sufficient to constitute a segregated account.
     An Underlying Fund may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the particular fund’s investment adviser or subadviser. A fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A fund may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.
     The use of currency transactions can result in an Underlying Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency.
     Futures Contracts Risk
     Futures contracts are generally considered to be derivative securities. An Underlying Fund may engage in such practices for hedging purposes or to maintain liquidity or as otherwise provided in the fund’s prospectus. Typically, maintaining a futures contract or selling an option thereon requires an Underlying Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the marked- to- market value of the contract fluctuates.
     At maturity, a futures contract obligates an Underlying Fund to take or make delivery of certain securities or the cash value of a securities index. A fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a fund may purchase a futures contract in anticipation of purchases of securities. In addition, a fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.
     For federal income tax purposes, some gains derived by a fund from the use of such instruments will be treated as a combination of short-term and long-term capital gains and, if not offset by realized capital losses incurred by a fund, will be distributed to shareholders and will be taxable to shareholders as a combination of ordinary income and long-term capital gain.
     Underlying Funds may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities that a fund intends to purchase. Similarly, if the market is expected to decline, a fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a fund’s position in a futures contract or option thereon, a fund will segregate cash or liquid securities or will otherwise cover its position in accordance with applicable requirements of the SEC.
     Underlying Funds may enter into a contract for the purchase or sale for future delivery of securities, including index contracts. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.
     Underlying Funds may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a fund would increase at approximately the same rate, thereby keeping the net asset value of a fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and a fund could then buy debt securities on the cash market.
     A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and a fund may be obligated to provide or receive cash reflecting any decline or increase in the contract’s value. No physical delivery of the underlying stocks in the index is made in the future.
     With respect to options on futures contracts, when a fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

     The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency that is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of a fund’s portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency, which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, a fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that a fund intends to purchase.
     Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.
     If a put or call option which a fund has written is exercised, that fund may incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, a fund’s losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.
     To the extent that market prices move in an unexpected direction, a fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a fund is hedged against the possibility of an increase in interest rates and interest rates decrease instead, that fund would lose part or all of the benefit of the increased value, which it has because it would have offsetting losses in its futures position. In addition, in such situations, if a fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A fund may be required to sell securities at a time when it may be disadvantageous to do so.
     Options on securities, futures contracts, options on futures contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the U.S., may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in or the prices of foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Underlying Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S. and (v) lesser trading volume. In addition, unless a fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a fund might realize in trading could be eliminated by adverse changes in the exchange rate, or a fund could incur losses as a result of those changes.

     Further, with respect to options on futures contracts, an Underlying Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.
     Options Risk
     A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period. The writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. An Underlying Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. At the time of purchase, a fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to that fund’s total return. A fund may lose potential market appreciation if the judgment of its investment adviser or subadviser is incorrect with respect to interest rates, security prices or the movement of indices.
     An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.
     Closing transactions essentially let a fund offset put options or call options prior to exercise or expiration. If a fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.
     Options are generally considered to be derivative securities. Options may relate to particular securities, stock indices or financial instruments and may or may not be listed on a national securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.
     In the case of a call option on a security, the option is “covered” if a fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount will be segregated by a fund) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a fund maintains with its custodian a diversified stock portfolio or liquid assets equal to the contract value.

     A call option is also covered if a fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written provided the difference is maintained by a fund in cash or liquid securities in a segregated account with its custodian or fund accounting agent.
     A fund’s obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by a fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event a fund will have incurred a loss in the transaction.
     There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated securities (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.
     Purchasing Call Options — When an Underlying Fund purchases a call option, in return for a premium paid by the fund to the writer of the option, that fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions, except the cost of the option.
     Following the purchase of a call option, a fund may liquidate its position by effecting a closing sale transaction by selling an option of the same series as the option previously purchased. A fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.
     There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a fund may expire without any value to a fund, in which event a fund would realize a capital loss which will be short-term unless the option was held for more than one year.

     Covered Call Writing — An Underlying Fund may write covered call options. The advantage to a fund of writing covered calls is that the fund receives a premium that is additional income. However, if the security rises in value, a fund may not fully participate in the market appreciation.
     During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.
     Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.
     If a call option expires unexercised, a fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period if such security is sold or there is another recognition event. If a call option is exercised, a fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.
     Purchasing Put Options — An Underlying Fund may invest in put options. The purchase of the put option on substantially identical securities held by a fund will constitute a short sale for federal income tax purposes, which may result in a short-term capital gain on the sale of the security if such substantially identical securities were held by that fund for not more than one year as of the date of the short sale or were acquired by that fund after the short sale and on or before the closing date of the short sale.
     A put option purchased by a fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A fund would purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”). The ability to purchase put options allows a fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, a fund will lose the value of the premium paid. A fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.
     A fund may sell a put option purchased on individual portfolio securities. Additionally, a fund may enter into closing sale transactions. A closing sale transaction is one in which a fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.
     Writing Put Options — Underlying Funds may also write put options. Secured put options will generally be written in circumstances where the investment adviser of the Underlying Fund wishes to purchase the underlying security for the fund’s portfolio at a price lower than the current market price of the security. In such event, that fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.
     Following the writing of a put option, a fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. However, a fund may not effect such a closing transaction after it has been notified of the exercise of the option.
     Foreign Currency Options — Underlying Funds may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of a fund to reduce foreign currency risk using such options.
     Swap Agreements Risk
     Underlying Funds may enter into interest rate, index, credit default, equity and currency exchange rate swap agreements. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a fund than if the fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “normal amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
     A fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. A fund may either be the buyer or the seller in the transaction. If a fund is a buyer and no credit event occurs, the fund loses its investment and recovers nothing. However, if a credit event occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, a fund typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. Credit default swaps involve more risk than if a fund had invested in the reference obligation directly because the fund can obtain credit exposure in excess of its cash obligations under the agreement.
     Most swap agreements entered into by a fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).
     Whether a fund’s use of swap agreements will be successful in furthering its investment objective will depend on the investment adviser or subadviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Generally, a fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the fund’s repurchase agreement guidelines). Certain restrictions imposed by the Code for qualification as a regulated investment company may limit a fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect the fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Commodity-Linked Derivative Instruments Risk
     An Underlying Fund may invest in commodity-linked derivative instruments, in particular in structured notes. The value of a commodity-linked derivative instrument typically is based on the price movements of a particular commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.
     A fund may invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices. These are “commodity-linked” or “index-linked” notes. They are sometimes referred to as “structured notes” because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note, such as the fund. These notes may be issued by banks, brokerage firms, insurance companies and other corporations.
     The values of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes expose the fund economically to movements in commodity prices, but a particular note is primarily a debt obligation. These notes also are subject to credit and interest rate risks that in general affect the value of debt securities. Therefore, at the maturity of the note, the fund may receive more or less principal than it originally invested. The fund might receive interest payments on the note that are more or less than the stated coupon interest rate payments.
     The structured notes a fund enters into are expected to involve leverage, meaning that the value of the instrument will be calculated as a multiple of the upward or downward price movement of the underlying index. The prices of commodity-linked instruments may move in different directions than investments in traditional equity and debt securities in periods of rising inflation. Of course, there can be no guarantee that the fund’s commodity-linked investments would not be correlated with traditional financial assets under any particular market conditions.
     Commodity-linked structured notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. These notes are debt securities of the issuer and so, in addition to fluctuating in response to changes in the underlying commodity index, will be subject to credit and interest rate risks that typically affect debt securities.
     Distressed and Defaulted Securities Risk
     The Underlying Funds may invest in the securities of financially distressed and bankrupt issuers, including debt obligations that are in covenant or payment default. Such investments generally trade significantly below par and are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically such workout or bankruptcy proceedings result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative.

     Equity Risk
     Market Risk. Overall stock market risks affect the value of Underlying Funds, and thus the share price of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
     Small and Mid-Cap Company Risk. Investing in Underlying Funds that own securities of small and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.
     Foreign Securities Risk. Investing in Underlying Funds that invest in foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.
     Emerging Market Risk. The Fund may invest in Underlying Funds that invest in issuers located in emerging markets. Emerging market countries may have relatively unstable governments, less diverse economies and less liquid securities markets. Companies in emerging markets are often smaller, less seasoned and more recently organized.
     Fixed Income Risks
     Credit Risk. Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a transaction involving one or more bonds in an Underlying Fund’s portfolio will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, an Underlying Fund’s income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the particular Underlying Fund’s shares may be reduced. Underlying Fund’s may be subject to credit risk to the extent that they invest in debt securities which involve a promise by a third party to honor an obligation with respect to the debt security. Credit risk is particularly significant for investments in “junk bonds” or lower than investment-grade securities.
     Interest Rate Risk. The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of an Underlying Fund, when investing a significant portion of its assets in bonds or fixed income securities, will vary in response to changes in interest rates. A rise in interest rates generally causes the value of a bond to decrease, and vice versa. There is the possibility that the value of the particular Underlying Fund’s investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect if the particular Underlying Fund is then holding a significant portion of its assets in fixed income securities with long-term maturities.
     In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but also the yield can drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by an Underlying Fund can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the funds prepaid must be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by an Underlying Fund can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.
     Maturity Risk. Maturity risk is another factor that can affect the value of a particular Underlying Fund’s debt holdings. Certain Underlying Funds may not have a limitation policy regarding the length of maturity of its debt holdings. In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield, but the greater the price stability.
     Investment-Grade Securities Risk. Debt securities are rated by national bond rating agencies. Securities rated BBB by Standard and Poor’s (“S&P”) or Fitch’s Investor Service, Inc. (“Fitch”) or Baa by Moody’s Investors Service (“Moody’s”) are considered investment-grade securities, but are somewhat riskier than more highly rated investment-grade obligations (those rated A or better by Standard and Poor’s S&P or Fitch and Aa or better by Moody’s) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities.
     Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.
     Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.
     Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues from the project or from the assets. If the Internal Revenue Service (“IRS”) determines an issuer of a municipal security has not complied with applicable federal income tax requirements, interest from the security could become taxable for federal income tax purposes and the security could decline significantly in value.
     Geographical Concentration Risk
     Certain Underlying Funds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. In addition, currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, Underlying Funds that focus their investments in a particular geographic region or country may be more volatile than a more geographically diversified fund.
     Correlation Risk
     There is a risk that changes in the value of hedging investments used by Underlying Funds will not match those of the investment being hedged. Underlying Funds benchmarked to an inverse multiple of an index should lose value as the index or security underlying such benchmark is increasing (gaining value), a result that is the opposite from traditional mutual funds.
     Borrowing/Leverage Risk
     Underlying Funds may borrow money for investment purposes, commonly referred to as “leveraging.” As a result, the Underlying Fund’s exposure to fluctuations in the price of its assets will be increased as compared to its exposure if the fund did not borrow. Borrowing activities by a fund will amplify any increase or decrease in the net asset value of the fund. In addition, the interest which the fund pays on borrowed money, together with the additional costs of maintaining a borrowing facility, are additional costs borne by the fund and could reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the fund compared with what it would have been without borrowing. When the fund borrows money it must comply with certain asset coverage requirements, which at times may require the fund to dispose of some of its portfolio holdings even though it may be disadvantageous to do so at the time.
     Short Sales Risk
     Underlying Funds may sell securities short. Selling securities short involves selling securities the seller (e.g., a fund) does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of the replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.
     A short sale is “against the box” if, at all times during which the short position is open, a fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short.
     A fund may also maintain short positions in forward currency exchange transactions, in which a fund agrees to exchange currency that it does not own at that time for another currency at a future date and specified price in anticipation of a decline in the value of the currency sold short relative to the currency that a fund has contracted to receive in the exchange.
     Real Estate Investment Trust Risk
     Investing in Underlying Funds that own securities of real estate investment trusts (“REITs”) subjects the Fund to the risk of changes in the value of the REIT’s properties and defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising.

     Non-Diversified Risk
     Certain Underlying Funds have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of issuers. This would make the performance of the Underlying Fund more susceptible to a single economic, political or regulatory event than a diversified mutual fund or ETF might be. This risk may be particularly acute with respect to an Underlying Fund whose index underlying its benchmark comprises a small number of stocks or other securities.
     Tracking Risk
     Index-based funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the index-based funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the funds may, from time to time, temporarily be unavailable, which may further impede the funds’ ability to track their applicable indices.
     Trading Discount Risk
     The market value of ETF and closed-end fund shares may differ from net asset value. This difference in price may be due to the fact that supply and demand for ETF and closed-end shares is not always identical to supply and demand for their underlying basket of securities. At times, shares of ETF and closed-end funds may trade at a premium or discount to their net asset value.
Borrowing
     The Fund may not borrow money or issue senior securities, except as described in this paragraph or as described in “Investment Restrictions.” Any policy under “Investment Restrictions” which contradicts policies described in this paragraph governs the Fund’s policy on borrowing. The Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets. The Fund may not mortgage, pledge or hypothecate any assets, except that the Fund may do so in connection with borrowings for temporary purposes in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund. The Fund may also borrow money for extraordinary purposes or to facilitate redemptions in amounts up to 25% of the value of total assets. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.
Fixed Income Securities
     The Fund may invest in fixed income securities. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
     The following describes various types of fixed income securities in which the Fund may invest.
     Treasury Securities
     Treasury securities are direct obligations of the federal government of the U.S. Government Treasury securities are generally regarded as having the lowest credit risks.
     Agency Securities
     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a “GSE”) acting under federal authority. The U.S. Government supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.
     Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage-backed securities.
     Corporate Debt Securities
     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.
     In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Money Market Instruments
     Money market instruments include but are not limited to the following: short-term corporate obligations, Certificates of Deposit (“CDs”), Eurodollar Certificates of Deposit (“Euro CDs”), Yankee Certificates of Deposit (“Yankee CDs”), foreign bankers’ acceptances, foreign commercial paper, letter of credit-backed commercial paper, time deposits, loan participations (“LPs”), variable- and floating-rate instruments and master demand notes. Bank obligations may include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation (“FDIC”), or by a savings and loan association or savings bank that is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.
     Domestic and foreign banks are subject to extensive but different government regulations, which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.
     Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject the Fund to additional investment risks, including future political and economic developments, possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the investment adviser or subadviser believes that the credit risk with respect to the investment is minimal.
     Euro CDs, Yankee CDs and foreign bankers’ acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as “sovereign risk,” pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the U.S. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

     Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries do not. Also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries.
     Commercial paper may include variable- and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable- and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable- and floating-rate obligations with the demand feature, the Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable- or floating-rate obligation defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable- and floating-rate instruments could reduce portfolio liquidity.
     Bankers’ Acceptances — Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers’ acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.
     Commercial Paper — Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.
     Loan Participations — LPs are loans sold by the lending bank to an investor. The loan participant borrower may be a company with highly-rated commercial paper that finds it can obtain cheaper funding through an LP than with commercial paper and can also increase the company’s name recognition in the capital markets. LPs often generate greater yield than commercial paper. The investor in a loan participation has a dual credit risk to both the borrower and also the selling bank. The second risk arises because it is the selling bank that collects interest and principal and sends it to the investor.
     The borrower of the underlying loan will be deemed to be the issuer except to the extent the Fund derives its rights from the intermediary bank that sold the LPs. Because LPs are undivided interests in a loan made by the issuing bank, the Fund may not have the right to proceed against the LP borrower without the consent of other holders of the LPs. In addition, LPs will be treated as illiquid if, in the judgment of the investment adviser or subadviser, they cannot be sold within seven days.
     Variable- and Floating-Rate Instruments and Related Risks — With respect to the variable- and floating-rate instruments that may be acquired by the Fund, the subadviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status with respect to the ability of the issuer to meet its obligation to make payment on demand. Where necessary to ensure that a variable- or floating-rate instrument meets the Fund’s quality requirements, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.
     Because variable- and floating-rate instruments are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments will generally be traded. There is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.
     The same credit research must be done for master demand notes as in accepted names for potential commercial paper issuers to reduce the chances of a borrower getting into serious financial difficulties.
     The Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will at all times equal or exceed the repurchase price.
Temporary Defensive Positioning
     The investments and strategies described throughout the Fund’s prospectus are those the subadviser intends to use under normal conditions. When the subadviser determines that market or other conditions warrant, the Fund may invest up to 100% of its assets in money market instruments, short term debt securities or U.S government securities or hold U.S. dollars. When the Fund is investing for temporary or defensive purposes, it is not pursuing its investment goal.
Other Investments
     The Board of Trustees may, in the future, authorize the Fund to invest in securities other than those listed here and in the Fund’s prospectus, provided that such investment would be consistent with the Fund’s investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.
INVESTMENT RESTRICTIONS
     The investment objective of the Fund and investment restrictions set forth below are fundamental policies and may not be changed as to the Fund without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations governing the investments of the Fund apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund’s total assets will not be considered a violation.
          The Fund may not:
     (1) Purchase or sell real estate (but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate).
     (2) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of the Fund’s investments in such industry would exceed 25% of the value of the total assets of the Fund; provided that investments in another registered investment company are not considered to be issued by members of any industry.

     (3) Act as an underwriter of securities, except that, in connection with the disposition of a security, the Fund may be deemed to be an “underwriter” as that term is defined in the 1933 Act.
     (4) As to 75% of the total assets of the Fund, purchase the securities of any one issuer (other than cash, other investment companies and securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in securities of such issuer.
     (5) Purchase or sell commodities or commodity contracts unless acquired as a result of ownership securities or other investments. This limitation does not preclude the Fund from entering into futures contracts and options thereon in accordance with the Fund’s investment objective and policies, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.
     (6) Make investments in securities for the purpose of exercising control.
     (7) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by the Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin.
     (8) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with the Fund’s investment objective and policies, (b) the lending of portfolio securities or (c) entry into repurchase agreements with banks or broker-dealers.
     (9) Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing.
     (10) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the SAI.
     (11) Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.
     The Underlying Funds in which the Fund will invest will have adopted certain investment restrictions that may be more or less restrictive than those listed above, thereby allowing the Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental investment restrictions listed above. The investment restrictions of such Underlying Funds will be set forth in their respective prospectuses and statements of additional information.

NON-FUNDAMENTAL INVESTMENT POLICIES
     The Fund has a policy to invest, under normal circumstances, at least 80% of its assets, plus the amount of borrowings for investment purposes, in certain investments as described in the prospectus. Shareholders of the Fund will be given at least 60 days’ notice of any changes to this policy.
TRUSTEES AND OFFICERS OF THE TRUST
     Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The term “officer” means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

	Term of
	Office(2)		Number of
	and Length		Portfolios
Name, Address,	of		in Fund Complex	Other Trusteeships/
Age(1) and	Time	Principal Occupation(s)	Overseen by	Directorships Held
Position(s) with Trust	Served(1)	During Past Five Years	Trustee	by Trustee(3)
INDEPENDENT TRUSTEES

Leonard F. Amari c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 66 Trustee	15 years	Partner at the law offices of Amari & Locallo, a practice with exclusive concentration in real estate taxation and related areas, since 1986; Special Assistant Attorney General since 1986.	30	Director, Delaware Place Bank; Trustee and President of the Board of Trustees, John Marshall Law School

Gregory T. Mutz c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 62 Trustee	15 years	CEO of AMLI Residential Properties Trust (a Multifamily REIT), a successor company to AMLI Realty Co. since 2004 and a wholly owned subsidiary of PRIME Property Fund, LLC, an institutional real estate co-mingled fund managed by Morgan Stanley Real Estate, Inc.; Vice Chairman of UICI (NYSE: UCI) (an insurance holding company) from 2003-2004; President and CEO of UICI from 1999-2003; Chairman of Academic Management Service Corp. (a student loans and finance company) from 2000-2003.	30	Director of Alico, Inc. (NASDAQ: ALCO) (agribusiness); Member of Board of Genesis Financial Solutions (a privately-held company based in Portland, Oregon providing debt recovery, consumer lending and credit card services); a member of the Board of WAN S.A., a residential real estate company headquartered in Warsaw, Poland; a member of the Board of Suknip International Limited, a residential real estate company headquartered in St. Petersburg, Russia.

Robert B. Scherer c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 67 Trustee	9 years	President of The Rockridge Group, Ltd (title insurance industry consulting services) since 1994.	30	Director, Title Reinsurance Company (insurance for title agents)

Denis Springer c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 62 Trustee	9 years	Retired. Senior Vice President and Chief Financial Officer of Burlington Northern Santa Fe Corp. (railroad), 1995-1999.	30	Director, Coleman Cable Inc. (wire and cable manufacturer) (NASDAQ: CCIX)

INTERESTED TRUSTEE(4)

Stuart D. Bilton, CFA c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 62 Chairman, Board of Trustees	15 years	Chief Executive Officer, Aston Asset Management LLC, since 2006; Vice Chairman of ABN AMRO Asset Management Holdings, Inc. 2003-2006; President and Chief Executive Officer of ABN AMRO Asset Management Holdings, Inc. from 2001-2003; President of Alleghany Asset Management, Inc. from 1996-2001	30	Director, Baldwin & Lyons, Inc. (property and casualty insurance firm)

Term of
	Office(2)		Number of
	and Length		Portfolios
Name, Address,	of		in Fund Complex	Other Trusteeships/
Age(1) and	Time	Principal Occupation(s)	Overseen by	Directorships Held
Position(s) with Trust	Served(1)	During Past Five Years	Trustee	by Trustee(3)
(purchased by ABN AMRO in February 2001).

OFFICER(S) WHO ARE NOT TRUSTEES

Kenneth C. Anderson c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 44 President (Chief Executive Officer)	15 years	President, Aston Asset Management LLC, since 2006; President and Chief Executive Officer of ABN AMRO Investment Fund Services, Inc. (formerly known as Alleghany Investment Services, Inc.) 1995-2006; Executive Vice President of ABN AMRO Asset Management (USA) LLC 2001-2005; Director, ABN AMRO Trust Services Company 2001-2005; Director, TAMRO Capital Partners LLC and Veredus Asset Management LLC 2001- 2006; Officer of the Trust since 1993; CPA.	N/A	N/A

Gerald F. Dillenburg
c/o Aston Funds
120 N. LaSalle Street
Chicago, IL 60602
Age: 41
Senior Vice President, Secretary and Treasurer (Chief Financial Officer, Chief Operating Officer and Chief Compliance Officer)
	12 years	Chief Compliance Officer and Chief Financial Officer, Aston Asset Management LLC, since 2006; Senior Managing Director (“SMD”) of ABN AMRO Investment Fund Services, Inc. (formerly known as Alleghany Investment Services, Inc.) 1996-2006; SMD of ABN AMRO Asset Management Holdings, Inc. and ABN AMRO Asset Management, Inc. (formerly known as Chicago Capital Management, Inc.) 2001-2006; Operations manager and compliance officer of ABN AMRO mutual funds 1996-2006; CPA.	N/A	N/A

(1)	As of December 31, 2008.

(2)	Trustees serve for an indefinite term until the earliest of: (i) removal by two-thirds of the Board of Trustees or shareholders, (ii) resignation, death or incapacity, (iii) the election and qualification of his successor, in accordance with the By-Laws of the Trust or (iv) the last day of the fiscal year in which he attains the age of 72 years. Officers serve for an indefinite term until the earliest of: (i) removal by the Board of Trustees, (ii) resignation, death or incapacity, or (iii) the election and qualification of their successor, in accordance with the By-Laws of the Trust.

(3)	Each Trustee also serves as Trustee for ABN AMRO Structured Investment Funds, a newly formed registered investment company, which will have two initial series. The registration statement of the new trust is not effective and the trust was not operational as of the date of this SAI. Mr. Bilton also serves as Sole Trustee of the ABN AMRO Variable Insurance Trust, a new trust whose registration statement is not effective and was not operational as of the date of this SAI.

(4)	“Interested person” of the Trust as defined in the 1940 Act. Mr. Bilton is considered an “interested person” because of affiliations with Aston Asset Management LLC and related entities, which act as the Fund’s investment adviser.
     The Board of Trustees has established an Audit Committee consisting of four members, including a Chairman of the Committee. The Audit Committee members are Messrs. Scherer (Chairman), Amari, Mutz and Springer. The functions performed by the Audit Committee are to oversee the integrity of the Trust’s accounting policies, financial reporting process and system of internal controls regarding finance and accounting. The Audit Committee also monitors the independence and performance of the Trust’s independent registered public accounting firm and provides an open avenue of communication among the independent auditors, Trust management and the Board of Trustees. The Audit Committee held two meetings during the fiscal year ended October 31, 2008.
     The Trustees have also established a Nominating and Governance Committee consisting of four members, including a Chairman of the Committee. The Nominating and Governance Committee members are Messrs. Amari (Chairman), Scherer, Mutz and Springer. The Nominating and Governance

Committee’s function is to put forth names for nomination as Trustee when deemed necessary. The Nominating and Governance Committee will consider nominees recommended by shareholders whose resumes have been submitted by U.S. mail or courier service to the Trust’s Secretary for the attention of the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee held one meeting during the fiscal year ended October 31, 2008.
     The Trustees have also established a Valuation Committee consisting of at least three Trustees, including at least one Independent Trustee. Currently, the Valuation Committee members are Messrs. Bilton (Chairman), Scherer and Springer. The Valuation Committee is responsible for fair valuing securities of the Fund as may be necessary from time to time. The Valuation Committee held no meetings during the fiscal year ended October 31, 2008.
     Set forth in the table below is the dollar range of equity securities held in the Fund and the aggregate dollar range of securities in the Fund complex beneficially owned by each current Trustee at December 31, 2008.

Aggregate Dollar Range of
Equity Securities in All
Registered Investment
Companies Overseen by
Trustee in Family of
Name of Trustee	Dollar Range of Equity Securities in the Fund	Investment Companies
Independent Trustees

Leonard F. Amari	None

Gregory T. Mutz	None

Robert Scherer	None

Denis Springer	None

Interested Trustee

Stuart Bilton	None
Remuneration
     The Trustees of the Trust who are not affiliated with the investment advisers or subadvisers receive an annual retainer and per meeting fees. The Lead Independent Trustee and Committee Chairs receive an additional retainer. The Trustees of the Trust who are not affiliated with the investment advisers or subadvisers receive fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. No officer or employee of the investment advisers, subadvisers or their affiliates receives any compensation from the Fund for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Fund for performing the duties of their offices, except that the Fund compensates the Administrator for providing an officer to serve as the Fund’s Chief Compliance Officer.
     The table below shows the total fees that were paid to each of the Trustees during the fiscal year ended October 31, 2008. [There were no ‘compensated persons’ who received more than $120,000 in aggregate compensation from the Trust for the same period.]

	Aggregate	Pension or
	Compensation	Retirement Benefits	Estimated Annual	Total Compensation
	Received From	Accrued (as part of	Benefits Upon	from Trust and
Trustee	the Trust*	Fund Expenses)	Retirement	Fund Complex*
Independent Trustees
Leonard F. Amari
Robert A. Kushner**
Gregory T. Mutz
Robert B. Scherer
Nathan Shapiro**
Denis Springer

Interested Trustee
Stuart D. Bilton

[*	Includes special meeting fees of ___per Trustee paid in connection with various changes in control transactions involving certain investment advisers or subadvisers or their affiliates. Such amounts were not paid by the Trust.]

**	Messrs. Kushner and Shapiro retired from the Board on October 31, 2008 in accordance with the mandatory retirement age set forth in the By-Laws.
     As of the date of this SAI, the Trustees and Officers did not own any of the outstanding shares of the Fund; however, Aston Asset Management LLC (“Investment Adviser” or “Aston”) owned 100% of the outstanding shares of the Fund for the purpose of providing seed capital to the Fund. Accordingly, as of such date, Aston owned a controlling interest in the Fund. Shareholders with a controlling interest could affect the outcome of a proxy vote or the direction of management of the Fund.
Code of Ethics
     The Trust, the Fund’s investment adviser, subadviser and principal underwriter have each adopted a code of ethics (the “Codes of Ethics”) under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their restrictive provisions, to invest in securities, including securities that may be purchased or held by the Trust on behalf of the Fund.
PROXY VOTING POLICIES AND PROCEDURES
     The Trust has delegated the voting of portfolio securities to the subadviser on behalf of the Fund. The subadviser has adopted proxy voting policies and procedures (“Proxy Voting Policies and Procedures”) for use in connection with determining how to vote proxies related to portfolio securities, including the procedures to be used if a vote presents a conflict of interest between the interests of the Fund’s shareholders and those of the subadviser. The Proxy Voting Policies and Procedures are included under Appendix A.
     After the Fund has commenced operations, information regarding how the Fund voted proxies related to portfolio securities held by the Fund during the most recent 12-month period ended June 30 will be available without charge on the Trust’s Web site at www.astonfunds.com and on the SEC’s Web site at www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES
The Investment Adviser
     As described in the prospectus, the Trust employs Aston to manage the investment and reinvestment of the assets of the Fund and to continuously review, supervise and administer the Fund’s investment programs under an Investment Advisory Agreement dated                     , 2009. Aston has engaged the subadviser to manage the day-to-day investment management of the Fund’s portfolio.
     The advisory services provided by Aston for the Fund and the fees for such services are described in the prospectus.
     Aston, a majority owned subsidiary of Highbury Financial Inc. (“Highbury”), was formed in April 2006 for the purpose of acquiring the U.S. mutual fund and separately managed account business of ABN AMRO Asset Management, Inc. and its affiliates as part of an asset purchase agreement dated April 20, 2006 (the “Strategic Transaction”). Aston is located at 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602. As of December 31, 2008, Aston had approximately $ billion in assets under management.
     Highbury was formed on July 13, 2005 as a blank-check company for the purpose of acquiring one or more financial services businesses. Highbury’s registration statement for its initial public offering of its common stock was declared effective by the SEC on January 25, 2006, and the offering generated net proceeds of approximately $43.8 million. The common stock of Highbury is publicly traded in the over-the-counter market under the symbol HBRF.
     For the services provided and the expenses assumed pursuant to the Investment Advisory Agreement with Aston, Aston receives a fee based on the Fund’s average daily net assets, computed daily and payable monthly, at the following annual rates:

Gross Advisory Fee
(as a % of average daily net
Fund	assets)
Aston/Lake Partners LASSO Alternatives Fund	___1.00%
     Aston has entered into an Expense Reimbursement Agreement with the Trust, on behalf of the Fund, through February 28, 2010, at the rate shown in the table below:

Fund	Class I
Aston/Lake Partners LASSO Alternatives Fund	[1.35]	%
     In addition, the Fund has agreed that during any of the first three years subsequent to the Fund’s commencement of operations for a period of up to three years from the date following any waiver or reimbursement by Aston to repay such amount to the extent that the Fund’s expense ratio, not including acquired fund fees and expenses, remains below the operating expense cap after such reimbursement.
     Under the Investment Advisory Agreement with the Trust on behalf of the Fund, the Investment Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or the Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

     The Investment Advisory Agreement is terminable with respect to the Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days’ written notice to the Investment Adviser. Aston may also terminate its advisory relationship with respect to the Fund on 60 days’ written notice to the Trust. The Investment Advisory Agreement terminates automatically in the event of its assignment.
     Under the Investment Advisory Agreement, the investment adviser shall: (i) manage the investment and reinvestment of the assets of the Fund, (ii) continuously review, supervise and administer the investment program of the Fund, (iii) determine in its discretion, the assets to be held uninvested, (iv) provide the Trust with records concerning the Investment Adviser’s activities which are required to be maintained by the Trust and (v) render regular reports to the Trust’s officers and Board of Trustees concerning the Investment Adviser’s discharge of the foregoing responsibilities. The Investment Adviser shall discharge the foregoing responsibilities subject to the oversight of the Trust’s officers and the Board of Trustees and in compliance with the objectives, policies and limitations set forth in the Trust’s then effective prospectus and SAI.
     The Investment Advisory Agreement has an initial term ending December 31, 2010 and continues in effect for the Fund from year to year thereafter for so long as its continuation is approved at least annually (a) by a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Fund or (b) by the shareholders of the Fund or the Board of Trustees.
     The Investment Advisory Agreement with Aston also provides that Aston shall have the authority in the future, upon the approval of the Board and subject to applicable provisions of the 1940 Act and the regulations thereunder, to select one or more subadvisers to provide day-to-day portfolio management with respect to all or a portion of the assets of the Fund and to allocate and reallocate the assets of the Fund between and among any subadvisers so selected pursuant to a “manager-of-managers” structure. Under this structure, Aston would also have the authority to retain and terminate subadvisers, engage new subadvisers and make material revisions to the terms of the Sub-Investment Advisory Agreement subject to approval of the Board of Trustees, but not shareholder approval.
     As described above, Aston is paid an annual management fee based on the average daily net assets of the Fund. Out of its fee, Aston pays the subadviser. Because Aston will pay the subadviser’s fees out of its own fees from the Fund, there will not be any “duplication” of advisory fees paid by the Fund.
     A discussion regarding the Board’s basis for approving the Fund’s Investment Advisory Agreement and Sub-Investment Advisory Agreement will be available in the Fund’s shareholder report dated [April 30, 2009].
The Subadviser
     On                     , 2009, Aston entered into a Sub-Investment Advisory Agreement with Lake Partners, Inc. (“Lake Partners” or “Subadviser”) on behalf of the Fund.
     Under the Sub-Investment Advisory Agreement, the Subadviser manages the portfolio of the Fund, selects investments and places all orders for purchases and sales of the Fund’s securities, subject to the general oversight of the Board of Trustees of the Trust and the Investment Adviser.
     The Sub-Investment Advisory Agreement provides that neither the Subadviser nor any of its directors, officers, stockholders, agents or employees shall have any liability to the Fund or any shareholder of the Fund for any error of judgment, mistake of law, or any loss arising out of any investment, or for any other act or omission in the performance by the Subadviser of its duties under the Sub-Investment Advisory Agreement except for liability resulting from willful misfeasance, bad faith, or negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Investment Advisory Agreement. The Sub-Investment Advisory Agreement continues for the same term as the Investment Advisory Agreement and is subject to the same requirements for renewal.
     For the services provided pursuant to the Sub-Investment Advisory Agreements, the Investment Adviser pays the Subadviser a fee computed daily and payable monthly, as follows:.

Fund	Sub-Investment Advisory Fee
Aston/Lake Partners LASSO Alternatives Fund	50% of: Advisory Fee Less Expense Waivers/Reimbursements and Payments to Third-Party Intermediaries
     Except as may otherwise be prohibited by law or regulation, the Subadviser may, in its discretion and from time to time, waive a portion of its fee. In addition, under certain circumstances, the Subadviser may be obligated to pay Aston in the event the formula above results in a negative amount.
     Lake Partners, Inc.
     Lake Partners is the Subadviser to the Fund. Lake Partners is located 24 Field Point Road Greenwich, Connecticut 06830. Lake Partners is a wholly-owned by the principals of the firm.
     The table below shows other accounts for which the portfolio managers of the Fund are jointly and primarily responsible for the day-to-day portfolio management as of                     , 2009.

			Number of	Assets
			Accounts	Managed with
			Managed with	Advisory Fee
	Number of	Total Assets	Advisory Fee	Based on
	Accounts	Managed (in	Based on	Performance
	Managed	millions)	Performance	(In Millions)
Frederick C. Lake, CFA
Registered Investment Companies	—	$—	—	$—
Other Pooled Investment Vehicles	—	$—	—	$—
Other Accounts	—	$—	—	$—

Ronald A. Lake
Registered Investment Companies	—	$—	—	$—
Other Pooled Investment Vehicles	—	$—	—	$—
Other Accounts	—	$—	—	$—
     Compensation. Compensation for the portfolio managers listed above includes an annual base salary and a performance/ownership share. The performance/ownership bonus, which typically represents a significant portion of total compensation, is based on each portfolio manager’s ownership share in the firm’s income. Lake Partner’s income will be determined by the investment performance of accounts in the firm. Compensation is not directly based on value of assets held in the fund’s portfolio.
     Material Conflicts of Interest. The portfolio managers for the Fund manage multiple accounts, including their respective Fund. The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio manager believes are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of a fund, or make investment decisions that are similar to those made for a fund, both of which have the potential to adversely affect the price paid or received by a fund or the size of the security position obtainable for a fund. Lake Partners has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.
     Ownership of Securities. The table below shows the dollar range of equity securities in the Fund beneficially owned by the Fund’s portfolio managers as of the date of this SAI.

		Dollar Range of
Fund	Portfolio Manager	Securities in the Fund
Aston/Lake Partners LASSO Alternatives Fund	Frederick C. Lake	$0
	Ronald A. Lake	$0
The Administrator
     On November 30, 2006, ABN AMRO Investment Fund Services, Inc. (“AAIFS”), the Trust and the Board of Trustees assigned the Administration Agreement between Aston Funds and AAIFS to Aston. After the assignment, Aston became the Administrator to the each series of the Trust. The Administration Agreement was effective with regards to the Fund as of                     , 2009.
     Under the Administration Agreement between Aston and the Fund, the Administrator is responsible for: (1) coordinating with the custodian and transfer agent and monitoring the services they provide to the Fund, (2) coordinating with and monitoring any other third parties furnishing services to the Fund, (3) providing the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions, (4) supervising the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law, (5) preparing or supervising the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law, (6) preparing and, after approval by the Fund, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law, (7) preparing and, after approval by the Trust, arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law, (8) reviewing and submitting to the officers of the Trust for their approval invoices or other requests for payment of the Fund’s expenses and instructing the Custodian to issue checks in payment thereof and (9) taking such other action with respect to the Trust or the Fund as may be necessary in the opinion of the Administrator to perform its duties under the Administration Agreement.
     As compensation for services performed under the Administration Agreement, the Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust. The Administrator also receives custody liaison fees as set forth in the table below.
     Administration Fees
     The fee schedule to the Administration Agreement is as follows:

Average Daily Net Assets (Aggregate Fund
Percentage	Complex)
0.0490%	Up to $7.4 billion
0.0465%	Over $7.4 billion
     The Administrator also receives a monthly base fee in the amount of $1,000 per Fund.
The Subadministrator
     PNC Global Investment Servicing (U.S.) Inc. (“PNC” or the “Subadministrator”), 4400 Computer Drive, Westborough, Massachusetts 01581, provides certain administrative services for the Fund and Aston pursuant to a Subadministration and Accounting Services Agreement (“Subadministration Agreement”) between Aston and PNC. On November 30, 2006, the Subadministration Agreement was assigned to Aston from AAIFS, the former administrator. The Subadministration Agreement was effective with regards to the Fund as of                     , 2009.
     As Subadministrator, PNC provides the Trust with subadministrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. Compensation for these services is paid under the Subadministration Agreement with the Administrator.
Subadministration Fees
     The Subadministrator receives an administration fee payable monthly at the annual rate of 0.022% of the Fund complex average daily net assets of all series of the Trust. The Subadministrator also receives a monthly base fee in the amount of $1,000 per Fund.
The Underwriter
     PFPC Distributors, Inc. (the “Distributor”), 760 Moore Road, King of Prussia, PA 19406, and the Trust are parties to a distribution agreement dated September 27, 2001, as amended (the “Distribution Agreement”) under which the Distributor serves as statutory underwriter and facilitates the registration and distribution of shares of each series of the Trust on a continuous basis. The Distribution Agreement was effective with regards to the Fund as of                     , 2009.
     After the initial one-year term the Distribution Agreement shall be renewed for successive one-year terms, provided such continuance is specifically approved at least annually (i) by the Trust’s Board of Trustees or (ii) by a vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, provided that in either event the continuance is also approved by a majority of the Trustees who are not parties to the Distribution Agreement and who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty, on at least 60 days’ written notice, by the Trust’s Board of Trustees, by vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, or by the Distributor. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).
Custodian
     PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA 19153, serves as custodian of the Trust’s assets on behalf of the Fund.

Transfer Agent and Dividend Paying Agent
     PNC Global Investment Servicing (U.S.) Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 serves as transfer agent and dividend paying agent for the Trust.
Counsel and Independent Registered Public Accounting Firm
     Vedder Price P.C., with offices at 222 North LaSalle Street, Chicago, Illinois, 60601, serves as counsel to the Trust.
     Mayer, Brown, LLP, with offices at 71 South Wacker Drive, Chicago, Illinois 60606, serves as counsel to the Independent Trustees.
                         , with offices at                     , is the Trust’s independent registered public accounting firm for the Fund[, except for the money market series of the Trust.                      is the registered independent public accounting firm for the money market series of the Trust with offices at                     ].
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
     The Subadviser is responsible for decisions to buy and sell securities for the Fund, for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. In placing trades for the Fund, the Subadviser will follow the Trust’s policy of seeking best execution of orders. Securities traded in the over-the-counter market are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options.
     The Subadviser attempts to obtain the best overall price and most favorable execution of transactions in portfolio securities. However, subject to policies established by the Board of Trustees of the Trust, the Fund may pay a broker-dealer a commission for effecting a portfolio transaction for the Fund in excess of the amount of commission another broker-dealer would have charged if the Subadviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm’s overall responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer’s reliability, the quality of its execution services on a continuing basis and its financial condition. Research services furnished by broker-dealers through whom the Fund effects securities transactions may be used by the Subadviser, as the case may be, in servicing all of their respective accounts; not all such services may be used in connection with the Fund. The term “research services” may include, but is not limited to, advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses or reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy or the performance of accounts.
     It is likely that the broker-dealers selected based on the foregoing considerations will include firms that also sell shares of the Fund to their customers. However, the Subadviser does not consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund and, accordingly, the Trust has implemented policies and procedures reasonably designed to prevent sales of Fund shares from being considered as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.
     The Subadviser effects portfolio transactions for other advisory accounts. The Subadviser will attempt to equitably allocate portfolio transactions among the Fund and others whenever concurrent decisions are made to purchase or sell securities by the Fund and other accounts. In making such allocations between the Fund and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Fund and the others. In some cases, this procedure could have an adverse effect on the Fund. In the opinion of the Subadviser, however, the results of such procedures will generally be in the best interest of each of the clients.
     The Investment Adviser and Subadviser or their affiliates compensate many intermediaries that distribute and/or service investors in the Fund (“Intermediaries”) for various services out of their own assets, and not as additional charges to the Fund, in connection with the sale and distribution of shares of the Fund and/or servicing of these shares. The payments are in addition to the payments by the Fund described in the Fund’s prospectus for distribution and/or shareholder servicing, if any. Such additional payments may be for 1) sales of shares, 2) for services including, but not limited to, subaccounting, marketing support, administrative and shareholder processing services and/or for sales of shares, 3) distribution including, but not limited to, access to a third party platform, fund offering list or other marketing programs and/or “shelf space” (“Additional Payments”). Additional Payments for marketing programs include, but are not limited to, inclusion of a Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs granting access to the intermediary’s sales force and obtaining other forms of marketing support. These Additional Payments made by the Investment Adviser or the Subadviser or their affiliates may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. These Additional Payments, sometimes referred to as “revenue sharing,” may represent a premium over payments made by other fund families, and Intermediary investment professionals may have an added incentive to sell or recommend the Fund or share class over others offered by competing fund families. The revenue sharing payments may differ for each fund within the Aston family of funds. In certain cases, the revenue sharing differs by fund within the same intermediary. Revenue sharing may differ for the Fund across certain intermediaries.
     A number of factors are considered in determining whether to make Additional Payments. Such factors may include, without limitation, the level or type of services provided by the Intermediary, the level or expected level of assets or sales of shares, the Fund status on a preferred or recommended fund list, access to an Intermediary’s personnel, and other factors. In addition to such payments, the Adviser or its affiliates may offer other incentives, such as sponsorship of educational or client seminars.
Portfolio Turnover
     The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of shares and by requirements which must be met for the Fund to receive favorable federal income tax treatment. Portfolio turnover is generally not expected to exceed 100% in the Fund. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial net short-term capital gains and involves correspondingly greater transaction costs. Distributions derived from net short-term capital gains of the Fund (i.e., net short-term capital gain in excess of net long-term capital loss) are taxable to shareholders as ordinary income for federal income tax purposes. To the extent that net long-term capital gains (i.e., net long-term capital gain in excess of net short-term capital loss) are realized, distributions derived from such gains are generally treated as capital gain dividends for federal income tax purposes and taxed to shareholders as long-term capital gain.
DISCLOSURE OF PORTFOLIO HOLDINGS
     The Fund’s portfolio holdings as of the end of each calendar month are generally posted on the Aston Funds Web site, www.astonfunds.com, on or about the twentieth day after the month-end. Portfolio holdings information is made available to investors and to intermediaries selling fund shares only after its public disclosure.
     The Trust’s policies and procedures governing disclosure of portfolio holdings permit nonpublic portfolio holdings information (including portfolio characteristics information, such as sector and portfolio allocations) to be shared with the Fund’s service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities, the Trust’s custodian, pricing services, fund accountants, Investment Adviser, Subadviser, Administrator, Subadministrator, independent public accountants, attorneys, officers and Trustees and each of their respective affiliates and advisers, and are subject to duties of confidentiality, including a duty not to trade on nonpublic information. Nonpublic portfolio holdings information may also be disclosed by the Fund or its duly authorized service providers to certain third parties, including mutual fund evaluation services, rating agencies, lenders or providers of a borrowing facility, provided that (i) a good faith determination is made that the Fund has a legitimate business purpose to provide the information and the disclosure is in the Fund’s best interests; (ii) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments, or persons who are likely to use the information for purposes of purchasing or selling shares of the Fund prior to the portfolio holdings becoming public information; (iii) the recipient signs a written confidentiality agreement; and (iv) the Chief Compliance Officer or Chief Executive Officer of the Trust or the applicable service provider approves of the disclosure. These conditions do not apply to portfolio holdings information released to such third parties after it is posted on the Web site.
     Disclosure of the Fund’s portfolio holdings information as an exception to the Trust’s policies and procedures must be approved by the Chief Compliance Officer or Chief Executive Officer of the Trust. No compensation or other consideration is received by the Trust or any affiliates of the Trust for disclosure of portfolio holdings information. The Board of Trustees receives reports of any potential exceptions to, or violations of, the Trust’s policies and procedures governing disclosure of portfolio holdings that are deemed to constitute a material compliance matter. The Chief Compliance Officer or his designee is responsible for monitoring compliance with these procedures, including requesting information from service providers.
     The Fund discloses its portfolio holdings to the extent required by law.
DESCRIPTION OF SHARES
     The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Currently, only Class I shares have been authorized. Class I shares will not be subject to an initial sales charge or a contingent deferred sales charge. Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights. Information about Class I shares is available by calling 800 992-8151.
Minimum Initial Investments
     The minimum initial investment for Class I shares of the Fund is $1 million. There is no subsequent minimum investment for Class I shares. For purposes of the investment minimum, the balances of Fund accounts of clients of a financial consultant may be aggregated in determining whether the minimum investment has been met. This aggregation may also be applied to the accounts of immediate family members (i.e., a person’s spouse, parents, children, siblings and in-laws). In addition, the aggregation may be applied to the related accounts of a corporation or other legal entity. The Fund may waive the minimum initial investment by obtaining a letter of intent, evidencing an investor’s intention of meeting the minimum initial investment in a specified period of time as continually reviewed and approved by the Board of Trustees. The minimum investment is waived for Trustees of the Trust and employees of the Investment Adviser, the Subadviser, to the Fund, the Fund’s Administrator and their affiliates, as well as their spouses. The Trust reserves the right to waive the Fund’s minimum initial investment requirement for any reason. There is no sales load or charge in connection with the purchase of shares. The Trust reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. The Fund also reserves the right to change the initial and subsequent investment minimums. Class I shares are intended for accounts with balances over the minimum initial investment.
Anti-Money Laundering Laws
     The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.
Customer Identification Program
     Federal law requires the Fund to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Aston Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. Aston Funds and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.
Voting Rights
     Each issued and outstanding full and fractional share of the Fund is entitled to one full and fractional vote. Shares of the Fund participate equally in regard to dividends, distributions and liquidations with respect to the Fund subject to preferences (such as Rule 12b-1 distribution fees), rights or privileges of any share class. Shareholders have equal non-cumulative voting rights. On any matter submitted to a vote of shareholders, shares of the Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one Fund of the Aston Funds, in which case the shareholders of all such funds shall be entitled to vote thereon.
Shareholder Meetings
     The Board of Trustees of the Trust does not intend to hold annual meetings of shareholders of the Fund. The Trust Instrument provides that the Board of Trustees will call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by shareholders owning not less than 10% of the outstanding shares of the Fund entitled to vote. In addition, subject to certain conditions, shareholders of the Fund may apply to the Trust to communicate with other shareholders to request a shareholders’ meeting to vote upon the removal of a Trustee or Trustees.
Certain Provisions of Trust Instrument
     Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may only be enforced against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations.
Expenses
     Expenses attributable to the Trust, but not to a particular fund, will be allocated to each fund of the Aston Funds on the basis of relative net assets. Similarly, expenses attributable to a particular fund, but not to a particular class thereof, will be allocated to each class on the basis of relative net assets. General Trust expenses may include but are not limited to: insurance premiums, Trustee fees, expenses of maintaining the Trust’s legal existence and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees, brokerage commissions, registration of Fund shares with the SEC, notification fees to the various state securities commissions, printing and postage expenses related to preparing and distributing required documents such as shareholder reports, prospectus and proxy statements to current shareholders, fees of the Fund’s custodian, Administrator, Subadministrator and transfer agent or other “service providers,” costs of obtaining quotations of portfolio securities and pricing of Fund shares.
     Notwithstanding the foregoing, the Investment Adviser, the Subadviser or other service providers may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.
NET ASSET VALUE
     The net asset value per share of the Fund is computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for trading, typically 4:00 p.m. Eastern time. The NYSE is closed on New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
     The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The portfolio securities of the Fund listed or traded on a national securities exchange or reported on the NASDAQ National Market System are valued at the last sale price or NASDAQ Official Closing Price, when appropriate. If no last sale price or NASDAQ Official Closing Price, when appropriate, is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available or are deemed unreliable, securities and other assets are valued at fair value as determined by the Investment Adviser in accordance with guidelines adopted by the Board of Trustees.
     Bonds are valued through prices obtained from a commercial pricing service or at the mean of the most recent bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.
     Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. The calculation of the net asset value of the Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, under the Trust’s procedures, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to the Trust or its agents after the time that net asset value is calculated on any Business Day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Investment Adviser and Subadviser in accordance with guidelines adopted by the Board of Trustees. Under the fair valuation procedures adopted by the Board of Trustees, the Fund may rely primarily on the services of a third party pricing service to determine fair value prices for foreign securities if certain material events occur. The Board of Trustees receives a report of any actions taken under the Fund’s fair valuation procedures.
REDEMPTIONS-IN-KIND
     Larger redemptions may be detrimental to the Fund’s existing shareholders. While the Fund intends to pay all sales proceeds in cash, the Trust, on behalf of the Fund, reserves the right to honor any request for redemption in excess of $250,000 during any 90-day period by making payment in whole or in part in the form of certain securities of the Fund chosen by the Fund and valued as they are for purposes of computing the Fund’s net asset value. This is called a “redemption-in-kind.” A shareholder may need to pay certain sales charges related to a redemption-in-kind, such as brokerage commissions, when the securities are sold. For shares that are not held in a tax deferred account, redemptions-in-kind are taxable for federal income tax purposes in the same manner as when sales proceeds are paid in cash.
DIVIDENDS
     Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to federal income taxes.
FEDERAL INCOME TAXES
     The following is intended to be a general summary of certain federal income tax consequences of investing in the Fund. It is not intended as a complete discussion of all such consequences or a discussion of circumstances applicable to certain types of shareholders. Investors are therefore advised to consult their tax advisors before making an investment decision.
     The Fund intends to qualify and to continue to qualify each year as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). In order to so qualify, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships, (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year and (iii) at the end of each fiscal quarter (a) maintain at least 50% of the value of its total assets in cash and cash items, U.S. government securities, securities of other RICs, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) have no more than 25% of the value of its total assets invested in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses, or the securities of one or more qualified publicly traded partnerships. The requirements for qualification as a RIC may limit the extent to which the Fund may invest in certain investments, including certain commodity-linked instruments and Underlying Funds that invest in commodities.
     To the extent that the Fund qualifies for treatment as a RIC, it will not be subject to federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.
     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund’s “required distribution” over actual distributions in any calendar year. Generally, the “required distribution” is 98% of the Fund’s ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.
     Shareholders will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions declared by the Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the year they are declared, rather than the year in which they are received. Distributions of net investment income (including any net short-term capital gain in excess of any net long-term capital loss), other than “qualified dividend income,” if any, will be taxable to shareholders as ordinary income. It is not anticipated that the Fund will qualify to pay exempt interest dividends. For taxable years beginning prior to January 1, 2011, distributions of qualified dividend income, as such term is defined in Section 1(h)(11) of the Code (generally dividends received from U.S. domestic corporations and qualified foreign corporations), by the Fund to its noncorporate shareholders generally will be taxed at the federal income tax rates applicable to net capital gain, provided certain holding period and other requirements described below are satisfied. Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, will be taxable to noncorporate shareholders at a maximum federal income tax rate of 15%, without regard to how long a shareholder has held shares of the Fund. Unless extended by future legislation, the 15% federal income tax rate on net capital gain will expire for taxable years beginning after 2010 and will be replaced by a maximum federal income tax rate on net capital gains of 20%. Corporate shareholders are taxed on net capital gain at the same federal income tax rates applicable to ordinary income. Dividends paid by the Fund may qualify in part for the 70% dividends received deduction available to corporate shareholders, provided that certain holding period and other requirements under the Code are satisfied. Generally, however, dividends received on stocks of foreign issuers that are held by the Fund are not eligible for the dividends received deduction when distributed to the Fund’s corporate shareholders.
     To be eligible for treatment as qualified dividend income, shareholders generally must hold their shares for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. In order for dividends received by the Fund’s shareholders to be treated as qualified dividend income, the Fund must also meet holding period and other requirements with respect to such dividend paying stocks it owns. A dividend will not be treated as qualified dividend income at the Fund level if the dividend is received with respect to any share of stock held for 60 days or fewer during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 90 days or fewer during the 181-day period beginning 90 days before such date). In addition to the above holding period requirements, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level), (1) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (2) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (3) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of stock of a foreign corporation that is readily tradeable on an established securities market in the United States) or (b) treated as a passive foreign investment company. If the Fund receives dividends from an Underlying Fund that qualifies as a RIC and the Underlying Fund designates such dividends as qualified dividend income, then the Fund may in turn designate that portion of its distributions derived from those dividends as qualified dividend income as well, provided the Fund meets the holding period and other requirements with respect to shares of the Underlying Fund.
     The Fund will notify its shareholders each year of the amount and type of the dividends and distributions it paid.
     Gain or loss realized upon a redemption or other disposition (such as an exchange) of shares of the Fund by a shareholder will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and, if not held for such period, as short-term capital gain or loss. Any loss on the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Any loss a shareholder realizes on a redemption, exchange or other disposition of shares will be disallowed if the shareholder acquires other shares of the Fund (whether through the automatic reinvestment of dividends or otherwise) or substantially identical stock or securities within a 61-day period beginning 30 days before and ending 30 days after the shareholder’s redemption, exchange or other disposition of the shares. In such case, the shareholder’s tax basis in the shares acquired will be adjusted to reflect the disallowed loss. A shareholder’s ability to utilize capital losses may be limited by the Code.
     The use of a fund-of-funds structure could affect the amount, timing, and character of distributions from the Fund, and, therefore, may increase the amount of taxes payable by shareholders. Because the Fund will invest a large portion of its assets in shares of Underlying Funds, its distributable income and gains will normally consist largely of distributions from the underlying funds in which it invests and gains and losses on the disposition of shares of the Underlying Funds. Generally, the character of the income or capital gains that the Fund receives from the Underlying Funds will pass through to the Fund’s shareholders as long as the Fund and Underlying Fund qualify as RICs. However, to the extent that an Underlying Fund that qualifies as a RIC realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other Underlying Funds in which it invests) until it disposes of shares of such Underlying Fund. Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as an ordinary deduction. In particular, the Fund will not be able to offset any capital losses from its dispositions of Underlying Fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an Underlying Fund that qualifies as a RIC). As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that the Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the Underlying Funds, rather than investing in shares of the Underlying Funds. For similar reasons, the character of distributions from the Fund (e.g., long-term capital gain, qualified dividend income, eligibility for dividends received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the Underlying Funds.
     Depending on the Fund’s percentage ownership in an Underlying Fund both before and after a redemption of the Underlying Fund’s shares, the Fund’s redemption of shares of such Underlying Fund that qualifies as a RIC may cause the Fund to be treated as receiving a dividend taxable as ordinary income (although possibly eligible for qualified dividend income treatment) on the full amount of the distribution instead of receiving capital gain on only the amount received in excess of the basis in the shares of the Underlying Fund. This might be the case, for example, where the Fund holds a significant interest in an Underlying Fund and redeems only a small portion of such interest.
Taxation of the Fund and Underlying Funds
     The Fund or an Underlying Fund’s transactions, if any, in forward contracts, options, futures contracts, exchange traded notes and hedged investments may be subject to special provisions of the Code that, among other things, may affect the character of gain and loss realized by the Fund or Underlying Fund (i.e., may affect whether gain or loss is ordinary or capital), accelerate recognition of income to the Fund or Underlying Fund, defer the Fund’s or Underlying Fund’s losses, and affect whether capital gain and loss is characterized as long-term or short-term. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund or an Underlying Fund to mark-to-market certain types of positions (i.e., treat them as if they were closed out), which may cause the Fund or Underlying Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding federal income and excise taxes. In addition, because the federal income tax rules applicable to derivative financial instruments are in some cases uncertain under current law and the IRS and Congress are considering proposals that could change the timing and character of income and gains from certain derivatives, including but not limited to exchange traded notes, an adverse determination or future guidance from the IRS or Congress may affect whether the Fund or an Underlying Fund has made sufficient distributions and otherwise satisfied the requirements to maintain its qualification as a RIC and avoid federal income and excise taxes or limit the extent to which the Fund may invest in certain Underlying Funds or derivatives in the future.
     If an option which the Fund or an Underlying Fund has written expires on its stipulated expiration date, the Fund or Underlying Fund recognizes a short-term capital gain. If the Fund or an Underlying Fund enters into a closing purchase transaction with respect to an option which it has written, the Fund or Underlying Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security. If a call option which the Fund or an Underlying Fund has written is exercised, the Fund or Underlying Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.
     If an option which the Fund or an Underlying Fund has purchased expires on the stipulated expiration date, the Fund or Underlying Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If the Fund or an Underlying Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security which will be decreased by the premium originally paid.
     Options held by the Fund or an Underlying Fund at the end of each fiscal year on a broad-based stock index generally are treated under the Code as “section 1256 contracts” and will be required to be “marked-to-market” (i.e., treated as if they were sold) for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales of section 1256 contracts will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss (“60/40 gain or loss”). Certain other options, futures contracts and options on futures contracts utilized by the Fund and Underlying Funds may also be section 1256 contracts. Any gains or losses on these section 1256 contracts held by the Fund or an Underlying Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are also “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.
     The Fund and some of the Underlying Funds may invest in debt securities that are issued at a discount. Although the Fund and Underlying Funds may not actually receive interest payments on these securities, the Fund or Underlying Fund will be required to include in its net investment income a portion of the excess of the redemption value of such securities over their issue price (“original issue discount”) for each year that the Fund or Underlying Fund holds such securities. To obtain cash in order to distribute such original issue discount to its shareholders, the Fund or Underlying Fund that is taxed as a RIC may have to dispose of other securities at a time when it might otherwise have continued to hold them. Distributions of amounts representing original issue discount are taxable as ordinary income and will not constitute qualified dividend income.
     The Fund and some of the Underlying Funds may also acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If the Fund or an Underlying Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount unless the Fund or Underlying Fund elects to include the market discount in income as it accrues. Such market discount will not constitute qualified dividend income.
     The Fund may invest to a limited degree in Underlying Funds that are treated as qualified publicly traded partnerships for federal income tax purposes. Net income derived from an interest in a qualified publicly traded partnership is included in the sources of income from which a RIC may derive 90% of its gross income. However, no more than 25% of the value of a RIC’s total assets at the end of each fiscal quarter may be invested in securities of qualified publicly traded partnerships. If an Underlying Fund is taxed as a partnership for federal income tax purposes, the Fund will be taxable on its allocable share of the Underlying Fund’s income regardless of whether the Fund receives any distribution from the Underlying Fund. Thus, the Fund may be required to sell other securities in order to satisfy the distribution requirements to qualify as a RIC and to avoid federal income and excise taxes. Distributions to the Fund from an Underlying Fund that is taxed as a partnership for federal income tax purposes will constitute a return of capital to the extent of the Fund’s basis in its interest in the Underlying Fund. If the Fund’s basis is reduced to zero, distributions will constitute capital gain for federal income tax purposes.
REITs
     The Fund or Underlying Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”). Under a notice issued by the IRS, a portion of the Fund’s or an Underlying Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. The notice provides that excess inclusion income of a RIC, such as the Fund or some of the Underlying Funds, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (a) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (b) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a federal income tax return, to file a tax return and pay tax on such income, and (c) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.
Passive Foreign Investment Companies (“PFIC”)
     If the Fund or an Underlying Fund receives an “excess distribution” with respect to PFIC stock, the Fund or Underlying Fund itself may be subject to federal income tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund or Underlying Fund to its shareholders. In general, a foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets constitute certain investment-type assets or 75% or more of its gross income is certain investment-type income.
     Under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund or Underlying Fund held the PFIC stock. The Fund or Underlying Fund itself will be subject to U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.
     Rather than being taxed on the PFIC income as discussed above, the Fund or Underlying Fund may be eligible to elect alternative tax treatment. Under an election that currently is available in certain circumstances, the Fund or Underlying Fund generally would be required to include in income its share of the PFIC’s income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. In addition, another election may be available that would involve marking to market the Fund’s or Underlying Fund’s PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized and treated as ordinary income or loss (subject to certain limitations). If this election is available and is made, federal income tax at the Fund level or Underlying Fund level (if the Underlying Fund qualifies as a RIC) under the PFIC rules would generally be eliminated, but the Fund or Underlying Fund could, in limited circumstances, incur nondeductible interest charges. In addition, the Fund or Underlying Funds may be required to recognize income without receiving cash with which to make distributions to avoid federal income or excise taxes. The Fund’s intention to qualify annually as a RIC may limit its options with respect to PFIC shares. The Fund will not be entitled to make elections with respect to shares of a PFIC held by an Underlying Fund; rather the Underlying Fund would decide whether to make any available elections.
     Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject the Fund or Underlying Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and that will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not invest in PFIC shares.
Foreign Currency Transactions
     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund or an Underlying Fund accrues income or other receivables or accrues expenses or other liability denominated in a foreign currency and the time the Fund or Underlying Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also may be treated as ordinary gain or loss. These gains and losses, referred to under the Code as “section 988 gains or losses,” may increase or decrease the amount of the Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.
Foreign Taxation
     Income received by the Fund or an Underlying Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Under current law, a fund-of-funds cannot pass through to shareholders foreign tax credits borne in respect of foreign securities income earned by an underlying fund that is taxed as a RIC. A fund is permitted to elect to pass through to its shareholders foreign income taxes it pays only if it directly holds more than 50% of its assets in foreign stock and securities at the close of its taxable year. Foreign securities held indirectly through most Underlying Funds not contribute to this 50% threshold. As a result, the Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by such Underlying Funds, with the result that shareholders will not be required to include in income, and will not be entitled to take any credits or deductions for such foreign taxes.
Other Taxes
     When a shareholder opens an account, IRS regulations require that the shareholder provide a taxpayer identification number (“TIN”), certify that it is correct, and certify that he, she or it is not subject to backup withholding under IRS regulations. If a shareholder fails to provide a TIN or the proper tax certifications, the Fund is required to withhold 28% of all the distributions (including dividend and capital gain distributions) and redemption proceeds paid to you. The Fund is also required to begin backup withholding on an account if the IRS instructs it to do so. Amounts withheld may be applied to the shareholder’s federal income tax liability and the shareholder may obtain a refund from the IRS if withholding results in an overpayment of federal income tax for such year.
     Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding the application of federal, foreign, state and local taxes to their particular situation.
     The foregoing discussion relates solely to U.S. federal income tax law as applied to U.S. investors. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by an applicable treaty). However, effective for taxable years of the Fund beginning before January 1, 2010, the Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. investor with respect to dividends attributable to “qualified short term gain” (i.e., the excess of net short-term capital gain over net short-term capital loss) designated as such by the Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund. The Fund may choose not to designate such amounts.
PERFORMANCE INFORMATION
     From time to time, the Trust may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Trust may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund. From time to time, the yield and total return of the Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.
FINANCIAL STATEMENTS
     Because the Fund has not yet commenced operations, no financial information is available. When available, the Fund’s annual and semi-annual reports will be available upon request and without charge.
OTHER INFORMATION
     The prospectus and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust’s prospectus. Certain portions of the Registration Statement have been omitted from the prospectus and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.
     Statements contained in the prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the prospectus and this SAI forms a part. Each such statement is qualified in all respects by such reference.

Appendix A
Proxy Voting
November 29, 2004
Policy
Lake Partners, Inc. (the “Adviser”) has adopted these policies and procedures in accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”). These policies and procedures are designed to ensure that the Adviser is administering proxy voting matters in a manner consistent with the best interests of its clients and in accordance with its fiduciary duties under the Advisers Act and other applicable laws and regulations.
The Adviser considers the proxy vote to be an asset of the client portfolio holding the security to which the proxy relates and for which the Adviser has voting authority. The Adviser’s authority to vote proxies is established by the investment management agreement (as amended from time to time) and/or the brokerage account application agreement with the client. In all circumstances, the Adviser will comply with specific client directions to vote proxies, whether or not such client directions deviate from the Adviser’s policies and procedures
The Adviser seeks to discharge its fiduciary duty to clients for whom it has proxy voting authority by monitoring corporate events and voting proxies solely in the best interests of its clients. The Adviser evaluates all proxy proposals on an individual basis. Subject to its contractual obligations, there may be times when refraining from voting a proxy is in a client’s best interest, such as when the Adviser determines that the cost of voting the proxy exceeds the expected benefit to the client.
The Adviser typically is neither an activist in corporate governance nor an automatic supporter of management on all proxy proposals. Generally, the Adviser will oppose management in order to further the independence of the board of directors, to preserve the rights of shareholders (such as by resisting attempts to entrench management), and to oppose compensation packages that the Adviser deems to be excessive.
Proxy Committee: Proxy Voting Guidelines
The Adviser has established a Proxy Committee. The members of the Proxy Committee are appointed by the Board of Directors of the Adviser from time to time and are listed on Attachment A. The Proxy Committee meets at least annually and as necessary to fulfill its responsibilities. A majority of the members of the Proxy Committee constitutes a quorum for the transaction of business. The Controller acts as secretary of the Proxy Committee and maintains a record of Proxy Committee meetings and actions.
The Proxy Committee is responsible for (i) the oversight and administration of proxy voting on behalf of the Adviser’s clients, including developing, authorizing, implementing and updating the Adviser’s proxy voting policies and procedures; (ii) overseeing the proxy voting process; and (iii) engaging and overseeing any third party service provider as voting agent to receive proxy statements and/or to provide information, research or other services intended to facilitate the proxy voting decisions made by the Adviser. The Proxy Committee typically reviews reports on the Adviser’s proxy voting activity at least annually and as necessary to fulfill its responsibilities.

The Proxy Committee reports to the Adviser’s Board of Directors at least annually regarding the administration of these policies and procedures and any changes deemed appropriate.
The Proxy Committee has developed a set of criteria for evaluating proxy issues. These criteria and general voting guidelines are set forth in the Adviser’s Proxy Voting Guidelines (the “Guidelines”), a copy of which is attached hereto as Attachment B. The Proxy Committee may amend or supplement the Guidelines from time to time. All Guidelines are to be applied generally and not absolutely, such that the Adviser’s evaluation of each proposal will be performed in the context of the Guidelines giving appropriate consideration to the circumstances of the company or investment company whose proxy is being voted.
Proxy Voting Procedure
The Adviser establishes with respect to each client account whether the client retains the power to vote proxies or has delegated the responsibility for proxy voting to the Adviser. In every case where a client has delegated responsibility for voting proxies to the Adviser, the Adviser tracks the occurrence of shareholder meetings, and obtains and evaluates the proxy information provided by the companies whose shares are being voted.
Prior to a proxy voting deadline, the appropriate analyst of the Adviser (who may be a member of the Proxy Committee) will make a determination as to how to vote each proxy proposal based on his or her analysis of the proposal and the Guidelines. In evaluating a proxy proposal, an analyst may consider information from many sources, including management of the company or investment company, shareholder groups and independent proxy research services. An analyst may determine that the cost of voting a proxy exceeds the expected benefit to the client. For example, calling back securities that have been loaned in order to exercise voting rights could cause a client to forego income that otherwise would have been earned had the Adviser not sought to exercise voting rights with respect to those securities.
The Adviser is responsible for submitting, or arranging the submission of, the proxy votes to the shareholders meetings in a timely manner.
Conflicts of Interest
The Adviser may have a conflict of interest in voting a particular proxy. A conflict of interest could arise, for example, as a result of a business relationship with a company or investment company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.
Whenever an analyst determines that it is in a client’s best interest to vote on a particular proposal in a manner other than in accordance with the Guidelines (or the Guidelines do not address how to vote on the proposal), the analyst shall present the matter to the Proxy Committee, which shall be responsible for evaluating information relating to conflicts of interest in connection with voting the client proxy.
          A. Identifying Conflicts of Interest
For purposes of identifying conflicts under these procedures, the Proxy Committee will rely on publicly available information about a company or investment company and its affiliates, information about the company or investment company and its affiliates that is generally known by the Adviser’s employees, and other information actually known by a member of the Proxy Committee.
The Proxy Voting Committee may determine that the Adviser has a conflict of interest as a result of the following:
1.	Significant Business Relationships — The Proxy Committee will consider whether the matter involves an issuer or proponent with which the Adviser has a significant business relationship. The Adviser has significant business relationships with certain entities, such as other investment advisory firms, vendors, clients and broker-dealers. For this purpose, a “significant business relationship” is one that might create an incentive for the Adviser to vote in favor of management.

2.	Significant Personal or Family Relationships — The Proxy Committee will consider whether the matter involves an issuer, proponent or individual with which an employee of the Adviser who is involved in the proxy voting process may have a significant personal or family relationship. For this purpose, a “significant personal or family relationship” is one that would be reasonably likely to influence how the Adviser votes the proxy. Employees of the Adviser who are involved in the proxy voting process (e.g., analysts, portfolio managers, Proxy Committee members, senior management, as applicable) are required to disclose to the Proxy Committee any significant personal or family relationship they may have with the issuer, proponent or individual involved in the matter.

3.	Contact with Proxy Committee Members — If an employee of the Adviser not involved in the proxy voting process contacts any Proxy Committee member for the purpose of influencing how a proxy is to be voted, the member will immediately contact the Adviser’s Chief Compliance Officer who will determine: (i) whether to treat the proxy in question as one involving a material conflict of interest; and (ii) if so, whether the member of the Proxy Committee who was contacted should recuse himself or herself from all further matters regarding the proxy.
     B. Determining Whether a Conflict is Material
In the event that the Proxy Committee determines that the Adviser has a conflict of interest with respect to a proxy proposal, the Proxy Committee shall also determine whether the conflict is “material” to that proposal. The Proxy Committee may determine on a case-by-case basis that a particular proposal does not involve a material conflict of interest. To make this determination, the Proxy Committee must conclude that the proposal is not directly related to the Adviser’s conflict with the issuer. If the Proxy Committee determines that a conflict is not material, then the Adviser may vote the proxy in accordance with the recommendation of the analyst.
     C. Voting Proxies Involving a Material Conflict
In the event that the Proxy Committee determines that the Adviser has a material conflict of interest with respect to a proxy proposal, the proposal shall be voted in accordance with Lake Partners’ proxy voting guidelines. However, if a material conflict of interest is identified and the guidelines do not address how to vote on the proposal, the Proxy Committee may: (i) contact an independent third party to recommend how to vote on the proposal and vote in accordance with the recommendation of such third party (or have the third party vote such proxy); or (ii) fully disclose the nature of the conflict to the client and obtain the client’s consent as to how Lake

Partners shall vote on the proposal (or otherwise obtain instructions from the client as to how the proxy should be voted).
The Adviser may not address a material conflict of interest by abstaining from voting, unless the Proxy Committee has determined that abstaining from voting on the proposal is in the best interests of clients.1
The Proxy Committee shall document the manner in which proxies involving a material conflict of interest have been voted as well as the basis for any determination that the Adviser does not have a material conflict of interest in respect of a particular matter. Such documentation shall be maintained with the records of the Proxy Committee.
     5. DISCLOSURE
In accordance with the Advisers Act, the Adviser reports upon request to its clients regarding the manner in which their proxies are voted. It is the Adviser’s general policy not to disclose to any issuer or third party how it has voted client proxies, except as otherwise required by law.
     6. RECORD RETENTION
The Adviser maintains the books and records required by Rule 204-2(c)(2) under the Advisers Act in the manner and for the periods required.
Attachments
     Attachment A — Members of the Proxy Committee
     Attachment B — Lake Partners, Inc. Proxy Voting Guidelines

[1]	The existence of a material conflict of interest will not affect an analyst’s determination that it is in the best interests of clients not to vote a proxy

Attachment A
Members of the Proxy Committee
Members of the Proxy Committee
Ronald A. Lake, Co-Chairman, President, Director
Frederick C. Lake, Co-Chairman, Secretary, Treasurer
Maurice A. Cabral, Controller, Chief Compliance Officer

Attachment B
LAKE PARTNERS, INC
Proxy Voting Guidelines
One of the primary factors Lake Partners, Inc. (the “Adviser”) considers when determining the desirability of investing in a [particular company] or investment company is the quality and depth of its management. Accordingly, the Adviser believes that the recommendation of management on any issue should be given substantial weight in determining how proxy issues are resolved. As a matter of practice, the Adviser will vote on most issues presented in a [company] or investment company proxy statement in accordance with the position of the company’s management, unless the Adviser determines that voting in accordance with management’s recommendation would adversely affect the investment merits of owning the security. However, the Adviser will consider each issue on its own merits, and will not support the position of the company’s management in any situation where, in the Adviser’ judgment, it would not be in the best interests of the client to do so.
The Adviser generally characterizes proxy voting issues into three Levels (I, II and III). The Level of proposal will determine the depth of research required by the analyst when deciding how to vote each proxy. Level I matters normally are voted based on the recommendation of the issuer’s management. Matters that could meaningfully impact the position of existing shareholders (Levels II and III) are given special consideration and voted in a manner that is believed to support the interests of shareholders. Whenever an analyst determines that it is in a client’s best interest to vote on a particular proposal in a manner other than in accordance with the Guidelines (or the Guidelines do not address how to vote on the proposal), the analyst shall present the matter to the Proxy Committee, which shall be responsible for evaluating information relating to conflicts of interest in connection with voting the client proxy.
A. Level I Proposals
Level I proposals are those which do not propose to change the structure, bylaws, or operations of a company or investment company to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. However, the appropriate analyst of the Adviser will research the issue before making a conclusion as to how a vote would be in the best interest of the client.
▪	Approval of auditors

▪	Election of directors and officers of the corporation Indemnification provisions for directors Liability limitations of directors Name changes

▪	Declaring stock splits

▪	Elimination of preemptive rights Incentive compensation plans

▪	Changing the date and/or the location of the annual meetings Minor amendments to the articles of incorporation

▪	Employment contracts between the company and its executives and remuneration for directors

▪	Automatic dividend reinvestment plans

▪	Retirement plans, pensions plans and profit sharing plans, creation of and amendments thereto
B. Level II Proposals
Issues in this category are more likely to affect the structure and operations of a company or investment company and, therefore, will have a greater impact on the value of a client’s investment. The applicable analyst on the security will review each issue in this category on a case-by-case basis and perform diligent research to make a decision based on the best interest of the client. In those instances where the decision is not clear cut, the analyst will consult with the Proxy Committee and solicit their input. As stated previously, voting decisions will be made based on the perceived best interest of the clients. Level II proposals include:
▪	Mergers and acquisitions

▪	Restructuring

▪	Re-incorporation or formation

▪	Changes in capitalization

▪	Increase or decrease in number of directors Increase or decrease in preferred stock

▪	Increase or decrease in common stock

▪	Material changes in terms for fees or expenses of an investment company

▪	Material changes in investment policies or guidelines of an investment company

▪	Stock option plans or other compensation plans

▪	Social issues
C. Level III (Corporate Governance) Proposals
The Adviser generally will vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. In addition to the steps taken to render a decision in the above-mentioned scenarios (Level I and Level II proposals), the analyst may find it necessary to contact company or investment company management to discuss any such proposal to gain a more complete understanding before casting a vote. Proposals in Level III may include:
▪	Poison pills

▪	Golden parachutes

▪	Greenmail

▪	Supermajority voting

▪	Board classification without cumulative voting

▪	Confidential voting

PART C: OTHER INFORMATION
ITEM 23. EXHIBITS.
(a)(1) Trust Instrument dated September 10, 1993 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement as filed on April 16, 1996.
(2) State of Delaware Certificate of Amendment to Certificate of Trust dated February 25, 1998 is incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.
(3) State of Delaware Certificate of Amendment to Certificate of Trust dated September 10, 2001 is incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.
(4) State of Delaware Certificate of Amendment to Certificate of Trust dated November 29, 2006 is incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.
(b)(1) By-Laws are incorporated by reference to Exhibit No. 2 of Post-Effective Amendment No. 7 to the Registration Statement filed on February 22, 1996.
(2) Amendment to By-Laws dated March 18, 1999 is incorporated by reference to Exhibit (b)(2) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.
(3) Amendment to By-Laws dated December 18, 2003 is incorporated by reference to Exhibit (b)(3) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.
(c) Not applicable.
(d)(1) Investment Advisory Agreement dated November 30, 2006 between the Trust and Aston Asset Management LLC is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.
(2) Revised Schedules A and B to the Investment Advisory Agreement between the Trust and Aston Asset Management LLC is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 99 to the Registration Statement as filed on June 13, 2008.
(3) Form of Investment Advisory Agreement between the Trust and ABN AMRO Asset Management, Inc. (currently known as Fortis Investment Management USA, Inc.) is filed herewith as Exhibit (d)(3).
(4) Form of Sub-Investment Advisory Agreement between Aston Asset Management LLC and ABN AMRO Asset Management, Inc. (currently known as Fortis Investment Management USA, Inc.) is filed herewith as Exhibit (d)(4).
(5) Form of Sub-Investment Advisory Agreement between Aston Asset Management LLC and ABN AMRO Asset Management, Inc. (currently known as Fortis Investment Management USA, Inc. is filed herewith as Exhibit (d)(5)
(6) Sub-Investment Advisory Agreement dated October 17, 2007 between Aston Asset Management LLC and Montag & Caldwell, Inc. is incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 96 to the Registration Statement as filed on February 28, 2008.
(7) Revised Schedule A to the Sub-Investment Advisory Agreement dated December 20, 2007 between Aston Asset Management LLC and Montag & Caldwell, Inc. is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 96 to the Registration Statement as filed on February 28, 2008.
(8) Sub-Investment Advisory Agreement dated June 30, 2007 between Aston Asset Management LLC and Tasho Investment, LLC (to be renamed TAMRO Capital Partners, LLC) is incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 96 to the Registration Statement as filed on February 28, 2008.

(9) Form of Amendment to Sub-Investment Advisory Agreement dated June 30, 2007 between Aston Asset Management LLC and TAMRO Capital Partners, LLC (formerly known as Tasho Investment, LLC) is filed herewith as Exhibit (d)(9).
(10)Form of Sub-Investment Advisory Agreement between Aston Asset Management LLC and Veredus Asset Management LLC is filed herewith as Exhibit (d)(10).
(11) Form of Sub-Investment Advisory Agreement between Aston Asset Management LLC and River Road Asset Management, LLC is filed herewith as Exhibit (d)(11).
(12) Form of Sub-Investment Advisory Agreement between Aston Asset Management LLC and River Road Asset Management, LLC is filed herewith as Exhibit (d)(12).
(13) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and MFS Institutional Advisors Inc. is incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.
(14) Revised Schedule B dated March 1, 2007 to the Sub-Investment Advisory Agreement between Aston Asset Management LLC and MFS Institutional Advisors Inc. is incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment no. 81 to the Registration Statement as filed May 9, 2007.
(15) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and Optimum Investment Advisors LP is incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 74 as filed November 30, 2006.
(16) Revised Schedule B to the Sub-Investment Advisory Agreement between Aston Asset Management LLC and Optimum Investment Advisors, LLC incorporated by reference to Exhibit (d)(16) to Post-Effective Amendment No. 100 to the Registration Statement as filed on December 30, 2008.
(17) Sub-Investment Advisory Agreement between Aston Asset Management LLC and Taplin, Canida, and Habacht LLC to be filed by amendment.
(18) Sub-Investment Advisory Agreement dated July 20, 2007 between Aston Asset Management LLC and Neptune Investment Management Limited is incorporated by reference to Exhibit (d)(25) to Post-Effective Amendment No. 84 to the Registration Statement as filed on July 31, 2007.
(19) Sub-Investment Advisory Agreement dated September 7, 2007 between Aston Asset Management LLC and Cardinal Capital Management L.L.C. is incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment No. 96 as filed on February 28, 2008.
(20) Sub-Investment Advisory Agreement dated November 1, 2007 between Aston Asset Management LLC and Baring International Investment Limited is incorporated by reference to Exhibit (d)(23) to Post-Effective Amendment No. 96 as filed on February 28, 2008.
(21) Sub-Investment Advisory Agreement between Aston Asset Management LLC and New Century Capital Management, LLC is incorporated by reference to Exhibit (d) (24) to Post-Effective Amendment No. 99 to the Registration Statement as filed on June 13, 2008.
(22) Sub-Investment Advisory Agreement dated January 7, 2008 between Aston Asset Management LLC and Smart Portfolios, LLC is incorporated by reference to Exhibit (d)(25) to Post-Effective Amendment No. 96 as filed on February 28, 2008.
(23) Sub-Investment Advisory Agreement dated January 9, 2008 between Aston Asset Management LLC and MB Investment Partners, Inc. is incorporated by reference to Exhibit (d)(26) to Post-Effective Amendment No. 96 as filed on February 28, 2008.
(24) Sub-Investment Advisory Agreement between Aston Asset Management LLC and Lake Partners, Inc. to be filed by amendment.
(e) (1) Distribution Agreement between ABN AMRO Funds (currently known as Aston Funds) and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit (e)(1) of Post-

Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.
(2) Amended Schedule A to the Distribution Agreement between ABN AMRO Funds (currently known as Aston Funds) and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.
(3) Amendment No. 1 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.
(4) Amendment No. 2 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.
(5) Amendment No. 3 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.
(6) Revised Schedule A to the Distribution Agreement is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 100 to the Registration Statement filed on December 30, 2008.
(7) ABN AMRO Assignment Agreement is incorporated by reference to Exhibit (e)(9) of Post-Effective Amendment No. 74 to the Registration Statement filed on November 30, 2006.
(8) Form of Selling/Services Agreement for ABN AMRO Funds (currently known as Aston Funds) is incorporated herein by reference to Exhibit (e)(11) to Post-Effective Amendment No. 79 to the Registration Statement filed on March 27, 2007.
(9) Mutual Fund Service Agent Agreement for Wrap Processing is incorporated herein by reference to Exhibit (e)(13) to Post-Effective Amendment No. 84 to the Registration Statement as filed on July 31, 2007.
(f) Not applicable.
(g) (1) Custodian Services Agreement dated May 5, 2003 by and between PFPC Trust Company and ABN AMRO Funds (currently known as Aston Funds) is incorporated by reference to Exhibit (g)(9) of Post-Effective Amendment No. 49 as filed on June 30, 2003.
(2) Amendment to the Custodian Services Agreement is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.
(3) Form of Revised Exhibit A to the Custodian Services Agreement is filed herewith as Exhibit (g)(3).
(4) Form of Russian Addendum to Custodian Services Agreement is filed herewith as Exhibit (g)(4).
(h) (1) Transfer Agency Services Agreement between Alleghany Funds (currently known as Aston Funds) and PFPC, Inc. (currently known as PNC Global Investment Servicing (U.S.) Inc.), dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.
(2) Amendment No. 1 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.
(3) Amendment No. 2 to the Transfer Agency Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.
(4) Amendment No. 3 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.
(5) Amendment No. 4 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.
(6) Amendment No. 5 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.
(7) Amendment No. 6 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(8) Compliance Support Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference as Exhibit (h)(9) of Post-Effective Amendment No. 55 to the Registration Statement filed on December 29, 2004.
(9) Anti-Money Laundering and Privacy Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(9) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.
(10) Customer Identification Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(10) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.
(11) Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(12) to Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.
(12) Section 312 Foreign Financial Institution Amendment to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(15) of Post-Effective Amendment No. 76 to the Registration Statement as filed on December 22, 2006.
(13) Revised Exhibit A to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(13) of Post-Effective Amendment No. 100 to the Registration Statement filed on December 30, 2008..
(14) Administration Agreement between Alleghany Funds (currently known as Aston Funds) and Alleghany Investment Services, Inc. dated June 7, 1999, is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 17 to the Registration Statement as filed on June 28, 1999.
(15) Amendment No. 1 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.
(16) Amendment No. 2 to the Administration Agreement is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 24 to the Registration Statement as filed on December 29, 2000.
(17) Amendment No. 3 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.
(18) Amendment No. 4 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.
(19) Amendment No. 5 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(13) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.
(20) Amendment No. 6 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(14) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.
(21) Amendment No. 7 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(15) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.
(22) Amendment No. 8 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(19) of Post-Effective Amendment No. 50 to the Registration Statement filed on December 30, 2003.
(23) Amendment No. 9 to the Administration Agreement is incorporated by reference to Exhibit (h)(20) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.
(24) Amendment No. 10 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(24) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.
(25) Revised Schedule C to the Administration Agreement is incorporated herein by reference to Exhibit (h)(25) of Post-Effective Amendment No. 100 to the Registration Statement filed on December 30, 2008.
(26) Sub-Administration and Accounting Services Agreement between Alleghany Investment Services Inc. and PFPC Inc. (currently known as PNC Global Investment Servicing (U.S.) Inc.), dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 22 to the Registration

Statement as filed on June 30, 2000.
(27) Amendment No. 1 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.
(28) Amendment No. 2 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.
(29) Amendment No. 3 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(24) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.
(30) Amendment No. 4 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(25) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.
(31) Amendment No. 5 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(26) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.
(32) Amendment No. 6 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(27) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.
(33) Amendment to Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(29) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.
(34) Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(35) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.
(35) Form of Amendment to the Sub-Administration and Accounting Services Agreement is filed herewith as Exhibit (h)(35).
(36) Form of Amendment to the Sub-Administration and Accounting Services Agreement is filed herewith as Exhibit (h)(36).
(37) Revised Schedule B to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(36) of Post-Effective Amendment No. 97 to the Registration Statement filed on February 28, 2008.
(38) Form of FIN 48 Tax Services Agreement is filed herewith as Exhibit (h)(38).
(39) Form of Revised Exhibit A to the Sub-Administration and Accounting Services Agreement is filed herewith as Exhibit (h)(39)
(i) Opinion of Vedder Price P.C. to be filed by amendment.
(j)(1) Consent of Certified Public Accountants to be filed by amendment.
(k) Not applicable.
(l) Not applicable.
(m) (1) Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.
(2) Amended Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

(3) Distribution and Services Plan dated June 21, 2001, and amended December 20, 2001 and March 21, 2002, pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.
(4) Revised Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 98 to the Registration Statement as filed on April 17, 2008.
(5) Distribution and Services Plan dated June 20, 2002, pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.
(6) Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.
(7) Shareholder Servicing Agent Agreement for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.
(8) Shareholder Service Plan for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.
(9) Amended and Restated Shareholder Service Plan ABN AMRO Funds (currently known as Aston Funds) Class S, Class C and Class YS Shares is incorporated by reference to Exhibit (m)(8) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.
(10) Shareholder Servicing Agent Agreement ABN AMRO Funds (currently known as Aston Funds) Class S, Class C and Class YS Shares is incorporated by reference to Exhibit (m)(9) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.
(11) Amended and Restated Distribution and Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(10) of Post-Effective Amendment No. 45 to the Registration Statement filed on October 28, 2002.
(n) (1) 18f-3 plan is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.
(2) Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.
(3) Amended Schedule A to 18f-3 Plan is incorporated by reference to Exhibit (n)(3) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.
(4) Amended Multiple Class Plan Pursuant to Rule 18f-3 is incorporated by reference to Exhibit (n)(4) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.
(5) Amended Multiple Class Plan pursuant to Rule 18f-3 is incorporated by reference to Exhibit (n)(5) of Post-Effective Amendment No. 45 to the Registration Statement filed on October 28, 2002.
(6) Amended Schedule A to the 18f-3 Plan is incorporated by reference to Exhibit (n)(6) of Post-Effective Amendment No. 98 to the Registration Statement as Filed on April 17, 2008.
(o) (1) Power of Attorney dated December 21, 2006 is incorporated herein by reference to Exhibit (o)(1) to Post-Effective Amendment No. 74 to the Registration Statement filed on December 22, 2006.
(p) (1) Code of Ethics of Veredus Asset Management LLC is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.
(2) Amended Code of Ethics of ABN AMRO Funds (currently known as Aston Funds) is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 58 to the Registration Statement filed on June 5, 2005.

(3) MFS Investment Management Code of Ethics is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.
(4) Code of Ethics of Fortis Investment Management USA, Inc. is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 100 to the Registration Statement filed on December 30, 2008.
(5) Amended Code of Ethics of Optimum Investment Advisors is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 55 to the Registration Statement filed on December 29, 2004.
(6) Code of Ethics of River Road Asset Management, LLC is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.
(7) Amended Code of Ethics of Aston Asset Management LLC is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment No. 100 to the Registration Statement filed on December 30, 2008.
(8) Code of Ethics of Taplin, Canida & Habacht, Inc. (currently known as Taplin, Canida & Habacht, LLC) is incorporated by reference to Exhibit (p)(13) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.
(9) Code of Ethics of Neptune Investment Management Limited is incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 84 as filed on July 31, 2007.
(10) Code of Ethics of Cardinal Capital Management, L.L.C. is incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 89 as filed on October 31, 2007.
(11) Code of Ethics of Baring International Investment Limited incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 89 as filed on October 31, 2007.
(12) Code of Ethics of New Century Capital Management, LLC is incorporated herein by reference to Exhibit (p)(18) of Post-Effective Amendment No. 91 to the Registration Statement as filed on December 31, 2007.
(13) Code of Ethics of Smart Portfolios, LLC is incorporated herein by reference to Exhibit (p)(19) of Post-Effective Amendment No. 91 to the Registration Statement as filed on December 31, 2007.
(14) Code of Ethics of MB Investment Partners, Inc. is incorporated herein by reference to Exhibit (p)(20) of Post-Effective Amendment No. 91 to the Registration Statement as filed on December 31, 2007.
(15) Amended Code of Ethics of TAMRO Capital Partners, LLC is incorporated herein by reference to Exhibit (p)(15) of Post-Effective Amendment No. 100 to the Registration Statement filed on December 30, 2008.
(16) Amended Code of Ethics and Standards of Practice of Montag & Caldwell, Inc. is incorporated herein by reference to Exhibit (p)(16) of Post-Effective Amendment No. 100 to the Registration Statement filed on December 30, 2008.
(17) Code of Ethics of Lake Partners, Inc. to be filed by amendment.
ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
None.
ITEM 25. INDEMNIFICATION.
Section 10.2 of the Registrant’s Trust Instrument provides as follows:
10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.
The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.
Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.
Section 10.3 of the Registrant’s Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:
10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.
In addition, the Registrant currently has a trustees’ and officers’ liability policy covering certain types of errors and omissions.
ITEM 26. BUSINESS AND OTHER CONNECTIONS OF ADVISERS.
A. ASTON ASSET MANAGEMENT LLC
Aston Asset Management LLC (“Aston”) is a registered investment adviser providing investment management services to the Registrant.
The directors and officers of Aston are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.
The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Aston during the past two years is incorporated by reference to Form ADV filed by Aston pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-66837).

FORMER POSITION WITH NAME	PRINCIPAL OCCUPATION ABN AMRO ASSET MANAGEMENT, INC.

Stuart D. Bilton	Chairman and Chief Executive Officer Director

Kenneth C. Anderson	President Executive Vice President and Managing Director

Gerald F. Dillenburg	Senior Managing Director

Michael Mayhew	Managing Director
ITEM 27. PRINCIPAL UNDERWRITER.
(a) PFPC Distributors, Inc. (the “Distributor”), acts as distributor for Aston Funds pursuant to a Distribution Agreement dated September 27, 2001, as amended.
The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the FINRA. As of December 2, 2008, the Distributor acted as principal underwriter for the following investment companies:
AFBA 5 Star Funds, Inc.
Aston Funds
Atlantic Whitehall Funds Trust
BHR Institutional Funds
CRM Mutual Fund Trust
E.I.I. Realty Securities Trust
FundVantage Trust
GuideStone Funds
Highland Floating Rate Fund
Highland Floating Rate Advantage Fund
Highland Funds I
HighMark Funds
IndexIQ Trust
Kalmar Pooled Investment Trust
Matthews Asian Funds
Metropolitan West Funds
New Alternatives Fund
Old Westbury Funds
The RBB Fund, Inc.
Stratton Multi-Cap Fund
Stratton Monthly Dividend REIT Shares, Inc.
The Stratton Funds, Inc.
The Torray Fund
Embarcadero Funds
(b) The information required by this Item 27(b) with respect to each director, officer, or partner of PFPC Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by PFPC Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934.
(c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.
All records described in Section 31(a) of the 1940 Act and the rules promulgated thereunder, are maintained at the following locations:
ADVISERS
Aston Asset Management LLC, 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602
Fortis Investment Management USA, Inc. 75 State Street, Boston, Massachusetts 02109 SUB-ADVISERS
Optimum Investment Advisors LLC, 100 South Wacker Drive, Chicago, IL 60606
MFS Institutional Advisors Inc., 500 Boylston Street, Boston, Massachusetts 02116
Montag & Caldwell, Inc. 3455 Peachtree Road, N.E., Suite 1200 Atlanta, GA 30326
Veredus Asset Management LLC, 1 Paragon Center, 6060 Dutchmans Lane, Suite 320, Louisville, KY 40205
TAMRO Capital Partners, LLC, 1660 Duke Street, Alexandria, VA 22314
River Road Asset Management, LLC, Meidinger Tower, Suite 1600, 462 South Fourth Street, Louisville, Kentucky 40202
Taplin, Canida & Habacht, LLC, 1001 Brickell Bay Dr., Suite 2100, Miami, FL 33131
Neptune Investment Management Limited, 1 Hammersmith Grove, London W6 ONB
Cardinal Capital Management, L.L.C., One Greenwich Office Park, Greenwich, CT 06831
Baring International Investment Limited, 155 Bishopsgate, London, England EC2M 3XY.
New Century Capital Management, LLC, 36 South Washington Street, Hinsdale, Illinois 60521.
Smart Portfolios, LLC, 17865 Ballinger Way NE, Lake Forest Park, Washington 98155.
MB Investment Partners, Inc., 825 Third Avenue, New York, New York 10022.
Lake Partners, Inc., 24 Field Point Road, Greenwich, Connecticut 06830.
CUSTODIAN
PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA, 19153
SUB-ADMINISTRATOR AND TRANSFER, REDEMPTION, DIVIDEND DISBURSING AND ACCOUNTING AGENT
PNC Global Investment Servicing (U.S.) Inc., 4400 Computer Drive, Westborough, MA 01581 and 99 High Street, Boston, MA 02110
DISTRIBUTOR
PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406
ITEM 29. MANAGEMENT SERVICES.
Not Applicable.
ITEM 30. UNDERTAKINGS.
Not Applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Aston Funds, has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Chicago, the State of Illinois on the 14th day of January, 2009.

ASTON FUNDS
(formerly known as ABN AMRO Funds)

By:	/s/ Kenneth C. Anderson

Kenneth C. Anderson, President & Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement of Aston Funds has been signed below by the following persons in the following capacity and on the 14th day of January, 2009.

Signature	Capacity

Stuart D. Bilton*	Chairman, Board of Trustees

Stuart D. Bilton

Gregory T. Mutz*	Trustee

Gregory T. Mutz

Leonard F. Amari*	Trustee

Leonard F. Amari

Robert B. Scherer*	Trustee

Robert B. Scherer

Denis Springer*	Trustee

Denis Springer

/s/ Kenneth C. Anderson	President	January 14, 2009

Kenneth C. Anderson	(Chief Executive Officer)

/s/ Gerald F. Dillenburg	Secretary, Treasurer and Senior Vice President	January 14, 2009

Gerald F. Dillenburg	(Chief Financial Officer, Chief Operating Officer and Chief Compliance Officer)

/s/ Gerald F. Dillenburg	Attorney-in-Fact	January 14, 2009

Gerald F. Dillenburg

*	Signed by Gerald F. Dillenburg pursuant to a Power of Attorney previously filed as Exhibit (o)(1) of Post-Effective Amendment No. 76 to the Registration Statement filed on December 22, 2006.

EXHIBIT INDEX
(d)(3) Form of Investment Advisory Agreement between the Trust and ABN AMRO Asset Management, Inc.
(d)(4) Form of Sub-Investment Advisory Agreement between Aston Asset Management LLC and ABN AMRO Asset Management, Inc.
(d)(5) Form of Sub-Investment Advisory Agreement between Aston Asset Management LLC and ABN AMRO Asset Management, Inc.
(d)(9) Form of Amendment to Sub-Investment Advisory Agreement between Aston Asset Management LLC and TAMRO Capital Partners, LLC (formerly known as Tasho Investment, LLC)
(d)(10) Form of Sub-Investment Advisory Agreement between Aston Asset Management LLC and Veredus Asset Management LLC
(d)(11) Form of Sub-Investment Advisory Agreement between Aston Asset Management LLC and River Road Asset Management, LLC
(d)(12) Form of Sub-Investment Advisory Agreement between Aston Asset Management LLC and River Road Asset Management, LLC
(d)(24) Sub-Investment Advisory Agreement between Aston Asset Management LLC and Lake Partners, Inc. (to be filed by amendment)
(g)(3) Form of Revised Exhibit A to the Custodian Services Agreement
(g)(4) Form of Russian Addendum to Custodian Services Agreement
(h)(35) Form Sub- Administration and Accounting Services Agreement
(h)(36) Form of Sub-Administration and Accounting Services Agreement
(h)(38) Form of FIN 48 Tax Services Agreement
(h)(39) Form of Revised Exhibit A to the Sub-Administration and Accounting Services Agreement
(p)(17) Code of Ethics of Lake Partners, Inc. (to be filed by amendment)